UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]     PRE-EFFECTIVE AMENDMENT NO. __
[   ]     POST-EFFECTIVE AMENDMENT NO.__

(Check appropriate box or boxes)

Calvert Tax-Free Reserves (Exact Name of Registrant as Specified inCharter)	Registrant's Telephone Number 800-368-2745
Address of Principal Executive Offices 4550 Montgomery Avenue, Suite 1000N Bethesda, MD 20814	Approx. Date of Proposed Public Offering: December 12, 2003 (Date of Reorganization)

Name and Address of Agent for Service:
William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

October __, 2003

Dear Investor,

I am writing to inform you of the upcoming special meeting of shareholders of the Calvert Tax-Free Reserves (CTFR) California Money Market Portfolio on December 12, 2003, and to request that you take a few minutes to read the enclosed material and to mail back the proxy voting card.

You are being asked to vote on a proposal to exchange the assets of the California Money Market Portfolio for shares of equal value in the Money Market Portfolio, both series of Calvert Tax-Free Reserves. The Board of Trustees of Calvert Tax-Free Reserves, including myself, believe this change is in the best interests of the California Money Market Portfolio and you, as its shareholders.

In proposing to combine the California Money Market Portfolio into the Money Market Portfolio, we believe that this exchange will reduce expenses for current shareholders, allow the assets to be more efficiently managed since they will become part of a larger money market portfolio, and lead to improved returns. Accordingly, such a combination would be beneficial to shareholders.

Regardless of the number of shares you own, it is important to vote those shares and mail your voting card as soon as you can. A postage paid envelope is enclosed. If shareholders do not return their proxies, the Fund may have to incur the expense of additional solicitations. All shareholders benefit from the speedy return of proxies.

I appreciate the time you will take to review this important matter. The Q & A that follows will assist you in understanding the proposal; however, if we may be of any assistance, please call us toll-free at (800) 368-2745.

Sincerely,

Barbara J. Krumsiek
President

CALVERT TAX-FREE RESERVES
CALIFORNIA MONEY MARKET PORTFOLIO

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on December 12, 2003

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the California Money Market Portfolio, a series of Calvert Tax-Free Reserves (the Fund), will be held in the Tenth Floor Conference Room of Calvert Group, Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m. on Friday, December 12, 2003, for the following purposes:

I.

To consider and act on an Agreement and Plan of Reorganization (the Agreement), dated October__, 2003, providing for the transfer of substantially all of the assets of the California Money Market Portfolio, a series of Calvert Tax-Free Reserves, in exchange for shares of equal value of the Money Market Portfolio, a series of Calvert Tax-Free Reserves. The Agreement also provides for distribution of those shares of the Money Market Portfolio to shareholders of the California Money Market Portfolio in liquidation and subsequent termination of the California Money Market Portfolio; and

II.	To transact any other business that may properly come before the Special Meeting or any adjournment or adjournments thereof.

On behalf of the California Money Market Portfolio, the Board of Trustees of Calvert Tax-Free Reserves has fixed the close of business on September 10, 2003, as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Special Meeting or any adjournment thereof.

October __, 2003

By Order of the Board of Trustees,

William M. Tartikoff, Esq.
Vice President

IMPORTANT NOTICE TO SHAREHOLDERS

QUESTIONS & ANSWERS

Please read the complete text of the enclosed Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the matters to be voted upon. Your vote is important. If you have any questions regarding the proposal, please call us toll-free at 800-368-2745. We appreciate your investment in the Calvert Tax-Free Reserves California Money Market Portfolio, and look forward to a continuing relationship with you.

Q.	What is the main proposal that I am being asked to consider for the upcoming Special Meeting of Shareholders?

A.

The California Money Market Portfolio, a series of Calvert Tax-Free Reserves, is seeking your approval of its reorganization into the Money Market Portfolio (Class O shares), also a series of Calvert Tax-Free Reserves.

Q.	What are the effects of this reorganization?

A.	Portfolio will be transferred to Money Market Portfolio. In turn, you will receive Class O shares of the Money Market Portfolio.

Q.	Is there a change in the management of the Portfolio?

A.	No. Calvert Asset Management Company, Inc. (Calvert) is the investment advisor, and will remain as such, for the surviving Money Market Portfolio.

Q.	Are there differences in the investment objectives of California Money Market Portfolio and Money Market Portfolio?

A.

The investment objectives and investment policies of California Money Market Portfolio and Money Market Portfolio are similar to the extent that they pertain to investing in a money market fund. However, California Money Market Portfolio seeks to earn interest income that is exempt from federal and California state income taxes, whereas Money Market Portfolio seeks to earn interest that is exempt from federal income taxes only.

Q.	How do the expense structures and fees of the portfolios compare? Is there a benefit to me?

A.

It is anticipated that current shareholder expenses will be decreased. The following table reflects the current expense structure for California Money Market Portfolio and the Money Market Portfolio, and on a pro forma basis for the Money Market Portfolio,[1] expressed as a percentage of average annual net assets:

	California Money Market Portfolio	Money Market Portfolio (Class O)	Proforma Surviving Money Market Portfolio (Class O)
Annual fund operating expenses[1]
Management fees	0.50%	0.47%	0.46%
Distribution and Service (12b-1)	None	None	None
Fees
Other expenses	0.17%	0.21%	0.18%
Total annual fund operating
Expenses[2]	0.67%	0.68%	0.64%

[1]

Expenses are based on the respective Portfolio’s most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

[2]

Total annual fund operating expenses reflect an indirect fee. Indirect fees result from the Fund offset arrangement with the custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the respective Portfolio’s uninvested cash balances. These credits are used to reduce the Portfolios’ expenses. Net operating expenses after reductions for fees paid indirectly would be 0.65% for California Money Market Portfolio and 0.67% for Money Market Portfolio.

Q.	What is the current size (in net assets) of both Portfolios?

A.

 As of September 10, 2003, California Money Market Portfolio had $379 million in net assets and Money Market Portfolio had $995 million in net assets. If the proposal presented in the proxy statement is approved, the combined Money Market Portfolio is expected to have approximately $1.374 billion in assets.

Q.	What are the federal tax implications of the reorganization?

A.	It is intended that the reorganization will not be a taxable event (i.e., no gain or loss will be recognized) to California Money Market Portfolio, Money Market Portfolio, or to you as a shareholder.

Q.	What if there are not enough votes to reach a quorum by the date of the special meeting of shareholders?

A.

 If not enough shareholders vote, we will need to take further action. We may contact you by mail, telephone, facsimile, or by personal interview. Therefore, we encourage you to vote as soon as you review the enclosed proxy materials in order to avoid additional follow-up mailings, telephone calls, or other solicitations.

Q.	If the proposal is not approved for California Money Market Portfolio, will the Board of Trustees propose liquidating the Fund?

A.	If the proposal to reorganize California Money Market Portfolio is not approved, the Board of Trustees will consider other options, including a proposal to liquidate the Fund.

Q.	How will you determine the number of Class O shares of the Money Market Portfolio that I will receive?

A.

 The Closing Date is December 12, 2003. As of 4:00 p.m. Eastern Time on the Closing Date, you will receive that number of full and fractional Money Market Portfolio Class O shares equal in value to the shares you hold in California Money Market Portfolio on that date.

Q.	What impact will the reorganization have on the share price of Money Market Portfolio?

A.	The net asset value per share of Money Market Portfolio (Class O Shares) will not be changed by the reorganization.

Q.	Who is paying for expenses related to the special meeting of shareholders?

A.	Calvert, as investment advisor to California Money Market Portfolio, has agreed to pay the expenses incurred by the Portfolio pursuant to the reorganization and this proxy solicitation.

Q.	How does the Board of Trustees of Calvert Tax-Free Reserves suggest that I vote?

A.

 After careful consideration, the Board of Trustees of Calvert Tax-Free Reserves, of which the California Money Market Portfolio is a series, unanimously recommends that you vote “FOR” the item proposed on the enclosed proxy card.

Q.	How do I vote my shares?

A.

 You can vote your shares by attending the Special Meeting of Shareholders in person and submitting the enclosed proxy card at that time, or by completing and signing the proxy card, and mailing it in the enclosed postage paid envelope. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call us toll-free at 800-368-2745.

Q.	Will my vote make a difference?

A.

 Your vote is needed to ensure that the proposal can be acted upon. Your immediate response on the enclosed proxy card will help save on the costs of any further solicitations for a shareholder vote. We encourage all shareholders to participate in the governance of California Money Market Portfolio.

Q.	How do I sign the proxy card?

A.

 Voting instruction forms must be executed properly. When forms are not signed as required by law, you and the Fund must undertake the time and expense to take steps to validate your vote. The following guide was prepared to help you choose the proper format for signing your form:

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the voting instruction form.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the form.

3.

 All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the voting instruction form. For example:

REGISTRATION	VALID SIGNATURE
A. 1) Save the Earth Corp. 2) Save the Earth Corp. c/o Jane Q. Nature, Treasurer	Jane Q. Nature, Treasurer Jane Q. Nature, Treasurer
B. 1) Save the Earth Trust 3) Jon B. Goodhealth, Trustee U/t/d 5/1/78	Jon B. Goodhealth, Trustee Jon B. Goodhealth, Trustee
C. 1) David Smith, Cust. f/b/o Jason Smith UGMA	David Smith

Voting by mail is quick and easy. Everything you need is enclosed.

PROSPECTUS AND PROXY STATEMENT

October __, 2003

Acquisition of the assets of
Calvert Tax-Free Reserves
California Money Market Portfolio

By and in exchange for
Calvert Tax-Free Reserves
Money Market Portfolio
(Class O shares)

4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

This Prospectus and Proxy Statement relates to the proposed transfer of all of the assets of the California Money Market Portfolio, in exchange for Class O shares of the Money Market Portfolio (the Reorganization). Following the transfer, Money Market Portfolio Class O shares will be distributed to shareholders of California Money Market Portfolio in liquidation of that Portfolio and California Money Market Portfolio will be dissolved. As a result of the proposed transaction, each shareholder of California Money Market Portfolio will receive that number of Money Market Portfolio Class O shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of California Money Market Portfolio. The transaction will only occur if shareholders vote in favor of the proposed transfer.

California Money Market Portfolio is a diversified series of Calvert Tax-Free Reserves, an open-end management investment company. California Money Market Portfolio’s investment objective is to earn the highest level of interest income, exempt from federal and California state income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio. As of September 10, 2003, the net assets of California Money Market Portfolio were $379 million.

Money Market Portfolio is a diversified series of Calvert Tax-Free Reserves. Money Market Portfolio’s investment objective is to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudential investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio. As of September 10, 2003, the net assets of Money Market Portfolio were $995 million.

The approximate date on which this Prospectus and Proxy Statement, and Form of Proxy are first being mailed to shareholders is October __, 2003.

This Prospectus and Proxy Statement, which should be retained for future reference, sets forth concisely the information about Money Market Portfolio that a prospective investor should know before investing. This Prospectus and Proxy Statement is accompanied by the Prospectus of Money Market Portfolio (Class O shares), dated April 30, 2003, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A Statement of Additional Information dated October __, 2003, containing additional information about the proposed reorganization has been filed with the SEC and is incorporated by reference into this Prospectus and Proxy Statement. The Prospectus and Statement of Additional Information for California Money Market Portfolio, and the Annual Report to Shareholders for the period ended December 31, 2002 and the Semi-Annual Report to Shareholders for the period ended June 30, 2003, for both Portfolios, have been filed with the SEC and are incorporated herein by reference. Copies of these documents may be obtained upon request and without charge by writing the Portfolios at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745.

These securities have not been approved or disapproved by the SEC or any state securities commission, nor has the SEC or any state securities commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus and proxy statement are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency. When investors sell shares of the funds, the value may be higher or lower than the amount originally paid.

TABLE OF CONTENTS
Synopsis	__
Expense Comparison	__
Risk Factors	__
Performance	__
Reasons for the Reorganization	__
Information about the Reorganization	__
Information about Money Market Portfolio	__
Shareholder Information for Money Market Portfolio	__
Comparative Information on Shareholder Rights	__
General Information about the Portfolios	__
Financial Statements	__
Voting Information	__
Shareholder Proposals	__
Other Business	__
Adjournment	__
Exhibit A - Agreement and Plan of Reorganization	__

SYNOPSIS

Reasons for the Reorganization. The Board of Trustees of Calvert Tax-Free Reserves (the Trustees) believes that the proposed Reorganization would be in the best interest of the shareholders of California Money Market Portfolio. The Trustees reached this decision based upon the following factors: (i) shareholders will remain invested in an open-end fund with a substantially larger net asset value; (ii) the investment objective and investment policy of Money Market Portfolio are complimentary to that of California Money Market Portfolio; (iii) as part of a larger fund, California Money Market Portfolio shareholders are likely to benefit from reduced overall operating expenses per share on a pro forma basis as a result of certain economies of scale expected after the Reorganization; (iv) shareholders of California Money Market Portfolio will not experience any dilution in the value of their investment as a result of the Reorganization; and (v) the anticipated tax-free nature of the exchanges contemplated by the Reorganization for federal income tax purposes.

In evaluating the benefits of the proposed transaction, the Trustees also considered the effect of the loss of a portion of the capital loss carryforwards that might be available to the California Money Market Portfolio. Management has determined that the benefits of the proposed reorganization outweigh the uncertain potential detriment resulting from possible constraints in the use of capital loss carryforwards.

The Board of Trustees of Calvert Tax-Free Reserves (the Fund) has also approved the Reorganization on behalf of Money Market Portfolio. The Trustees concluded that the proposed Reorganization would be in the best interests of the shareholders of the Money Market Portfolio and that the interests of the shareholders would not be diluted as a result of the transactions contemplated by the Reorganization.

Proposed Transaction. The Trustees have authorized the Fund to enter into an Agreement and Plan of Reorganization (the Agreement or Plan) providing for the transfer of all the assets of California Money Market Portfolio to Money Market Portfolio in exchange for Class O shares of the Money Market Portfolio. Following the transfer, Money Market Portfolio Class O shares will be distributed to the respective shareholders of California Money Market Portfolio in liquidation of California Money Market Portfolio, and California Money Market Portfolio will be dissolved. As a result of the proposed transaction, each shareholder of California Money Market Portfolio will receive that number of full and fractional Money Market Portfolio Class O shares equal in value at the date of the exchange to the value of such shareholder’s Class O shares of the Money Market Portfolio. For the reasons stated above, the Trustees, including the independent Trustees, have concluded that the Reorganization into Money Market Portfolio would be in the best interest of the shareholders of California Money Market Portfolio and recommend shareholder approval.

Tax Consequences. The Plan is conditioned upon receipt by California Money Market Portfolio of an opinion of counsel that for federal income tax purposes no gain or loss will be recognized by it or its shareholders as a result of the Reorganization. The tax basis of Money Market Portfolio Class O shares received by a shareholder will be the same as the tax basis of the shareholder’s shares of California Money Market Portfolio. In addition, the tax basis of California Money Market Portfolio’s assets in the hands of Money Market Portfolio as a result of the Reorganization will be the same as the tax basis of such assets in the hands of California Money Market Portfolio prior to the Reorganization. See “Information about the Reorganization.”

Investment Policies. The investment objectives and investment policies of California Money Market Portfolio and Money Market Portfolio are similar as they both are money market funds. Similar, though not as limited, the investment objective for Money Market Portfolio is to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservations of capital, and the quality and maturity characteristics of the Portfolio. California Money Market Portfolio also seeks to earn interest income that is exempt from federal taxes, but it also seeks interest income that is exempt from California state income taxes.

For a more detailed description of the investment techniques used by the Portfolios, and for more information concerning the risks associated with investments in the Portfolios, see the Portfolio Prospectuses.

Purchases.     California Money Market Portfolio offers one class of shares, while Money Market Portfolio offers three classes of shares (of which only Class O shares are involved in the Reorganization). Shares of both Portfolios are sold on a continuous basis at net asset value.

EXPENSE COMPARISON

	California Money Market Portfolio	Money Market Portfolio (Class O)	Proforma Surviving Money Market Portfolio (Class O)
Shareholder Fees
Maximum sales charge (load)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Low balance fee (accounts under $1,000)	$ 3/month	$ 3/month
Annual fund operating expenses[1]
Management fees	0.50	0.47	0.46
Distribution and Service (12b-1) Fees	None	None	None
Other expenses	0.17	0.21	0.18
Total annual fund operating
Expenses[2]	0.67	0.68	0.64

Notes to Fees and Expense Table

[1]

Expenses have been annualized and are based on the six months ended June 30, 2003. Management fees include the administrative fee paid by the Portfolios to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

[2]

Total annual fund operating expenses reflect an indirect fee. Indirect fees result from the Fund offset arrangement with the custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s uninvested cash balances. These credits are used to reduce the Fund expenses. Net operating expenses after reductions for fees paid indirectly would be 0.65% for California Money Market Portfolio and 0.67% for Money Market Portfolio.

Example. This example is intended to help you compare the cost of investing in the Portfolios (both before and after the Reorganization) with the cost of investing in other mutual funds. The example assumes that:

  You invest $10,000 in the Portfolio for the time periods indicated;
  Your investment has a 5% return each year;
  The Fund's operating expenses remain the same; and
  You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

(Unaudited)	1 Year	3 Years	5 Years	10 Years
California Money Market Portfolio	$68	$214	$373	$835
Money Market Portfolio (Class O)	$69	$218	$379	$847
Pro Forma - Surviving Money Market Portfolio (Class O)	$65	$205	$357	$798

Effect of the Reorganization on Capital Loss Carryforwards. The following table provides comparative information regarding realized capital gains and losses and net unrealized appreciation or depreciation of portfolio securities and the capital loss carryforwards of Money Market Portfolio and California Money Market Portfolio as of June 30, 2003.

California Money Market Portfolio

Capital Loss Carryforward	$88,255
Realized Gains (Losses)	$48,200
Net unrealized appreciation	NA

Money Market Portfolio

Capital Loss Carryforward	$73,061
Realized Gains (Losses)	$39,561
Net unrealized appreciation	NA

If the Reorganization does not occur, California Money Market Portfolio’s loss carryforwards should be available to offset any net realized capital gains of California Money Market Portfolio through their expiration date in 2010. It is anticipated that no distributions of net realized capital gains would be made by California Money Market Portfolio until the capital loss carryforwards expire or are offset by net realized capital gains.

If the Reorganization is consummated, Money Market Portfolio will be constrained in the extent to which it can use the capital loss carryforwards of California Money Market Portfolio because of limitations imposed by the Code on the occurrence of an ownership change. Money Market Portfolio should be able to use in each year a capital loss carryforward in an amount equal to the value of California Money Market Portfolio’s loss carryforward on the date of the Reorganization multiplied by a long-term tax-exempt rate calculated by the Internal Revenue Service. If the amount of such a loss is not used in one year, it may be added to the amount available for use in the next year. For 2003, the amount of capital loss carryforward that may be used under the formula will be further reduced to reflect the number of days remaining in the year following the date of the Reorganization, currently anticipated to close on or about December 12, 2003.

The Advisor believes that the anticipated benefits outweigh the uncertain potential detriment resulting from the partial loss of capital loss carryforwards, and the differing consequences of federal and various other income taxation on a distribution received by each shareholder whose tax liabilities (if any) are determined by the net effect of a multitude of considerations that are individual to the shareholder. California Money Market Portfolio shareholders who need information as to state and local tax consequences, if any, should consult their tax advisors.

Capitalization. The following table shows the capitalization of California Money Market Portfolio, Money Market Portfolio, and on a pro forma basis the capitalization of Money Market Portfolio, as of June 30, 2003.

	California Money Market Portfolio	Money Market Portfolio (Class O)	Pro Forma - Surviving Money Market Portfolio (Class O)*
Net Assets	$377,264,380	$1,019,225,585	$1,396,489,965
Shares Outstanding Value	377,291,690	1,019,272,592	1,396,536,972
Net Asset Shares Per Share	$1.00	$1.00	$1.00

* The Pro Forma combined net assets do not reflect adjustments with respect to distributions prior to the Reorganization. The actual exchange ratio will be determined based on the relative net asset value per share and the number of shares outstanding of each Portfolio on the acquisition date.

RISK FACTORS

Many of the risks associated with an investment in Money Market Portfolio are substantially similar to the risks associated with an investment in California Money Market Portfolio. General risks attendant to investing in any Portfolio would be that shareholders could lose money on their investment in the Portfolios, or the Portfolios could underperform. Additional risks of these Portfolios include: (1) many of the instruments held by the Portfolios are supported by a credit facility (to improve credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Portfolios have a wide exposure to the banking industry; (2) the Portfolios may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Portfolios; and (3) unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

California Money Market Portfolio invests primarily in California municipal obligations, wherein the economy and political climate in that state have a great impact on the Portfolio. This risk does not exist for the Money Market Portfolio.

As a result of the Reorganization, the risk factors applicable to an investment in California Money Market Portfolio will be modified by and may be lowered due to the ability of Money Market Portfolio to invest in a more diverse portfolio, and not invest primarily in California municipal obligations.

Please refer to the prior discussion on capital loss carryforwards with respect to the tax effect of transitioning holdings out of Money Market Portfolio following the Reorganization; however, it is not anticipated that there will be a significant tax effect upon Money Market Portfolio pursuant to the Reorganization.

PERFORMANCE

California Money Market Portfolio Bar Chart and Performance Table

The bar chart and table below show the Fund’s annual returns and its long terms performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund’s returns over time to the Lipper California Tax-Exempt Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

                           Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 '95	0.97%
Worst Quarter (of periods shown)	Q3 '02	0.14%

Average Annual Total Returns (for the periods ended 12.31.02)

	1 year	5 years	10 years
CTFR California Money Market	0.75%	2.39%	2.70%
Lipper California Tax Exempt
Money Market Funds Average	0.90%	2.24%	2.50%

For current yield information call 800-368-2745, or visit Calvert’s web site at www.calvert.com

Money Market Portfolio Bar Chart and Performance Table

The bar chart and table below shoe the Portfolio’s Class O annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund’s returns over time to the Lipper Tax Exempt Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

                           Year-by-Year Total Return

Best Quarter (of periods shown)	Q2 `95	1.02%
Worst Quarter (of periods shown)	Q3 `02	0.20%

Average Annual Total Returns (for the periods ended 12.31.02)

	1 year	5 years	10 years
CTFR Money Market (Class O)	0.89%	2.71%	2.95%
Lipper Tax-Exempt Money Market
Funds Average	0.86%	2.46%	2.61%

For current yield information, call 800-368- 2745, or visit Calvert’s website at www.calvert.com.

REASONS FOR THE REORGANIZATION

The Trustees of Calvert Tax-Free Reserves believe that the proposed Reorganization is in the best interest of shareholders. At a special meeting of the Trustees held on September 10, 2003, the Trustees reviewed the myriad of challenges to the continuing viability of the CTFR California Money Market Portfolio, such as: (1) concern over the economy and political climate of California, compounded by the concentration of investments in California municipal obligations/lack of national diversification; (2) the steady decline in accounts and assets over the past few years; (3) the realization that the California money market asset allocation category is not a growing market for Calvert; and (4) poor performance relative to its peers and the market. Management recommends combining the Fund with the Money Market Portfolio. In connection with their consideration of these matters, the Trustees were also advised by both Fund counsel and counsel to the Independent Trustees of their fiduciary responsibilities to California Money Market Portfolio’s shareholders and the legal issues involved.

In addition, the Trustees considered a number of additional factors, including, but not limited to: (1) the capabilities, investment experience, and resources of Money Market Portfolio and the Advisor; (2) the expenses and advisory fees applicable to California Money Market Portfolio before the Reorganization and the estimated lower expense ratios for shareholders in Money Market Portfolio after the Reorganization, compared to those of California Money Market Portfolio; (3) the terms and conditions of the Agreement and Plan of Reorganization and the expectation that the Reorganization would not result in dilution of current California Money Market Portfolio shareholders’ interests; (4) the economies of scale expected to be realizable as a result of the Reorganization; (5) the service features available to shareholders of both California Money Market Portfolio and Money Market Portfolio; (6) the costs estimated to be incurred to complete the Reorganization; (7) the current size and future growth prospects of California Money Market Portfolio; and (8) the anticipated non-taxable treatment of the Reorganization for federal income tax purposes. Thus, when considering all of the above factors, the Trustees determined that the Reorganization of California Money Market Portfolio into Money Market Portfolio would clearly be in the best interest of California Money Market Portfolio and of its shareholders.

After this discussion, and following a review of the materials and the terms of the proposed Agreement and Plan of Reorganization, the non-interested Trustees approved the reorganization proposal and recommended its approval by California Money Market Portfolio’s shareholders. In connection with the approval, the Trustees considered among other things, the following more technical points of the possible merger:

  Because the Reorganization will be effected on the basis that the net asset value of Money Market Portfolio following the Reorganization will be the same as the net asset value of California Money Market Portfolio immediately prior to the Reorganization, shareholders of California Money Market Portfolio will not experience any dilution in the value of their investment as a result of the Reorganization;

  California Money Market Portfolio and Money Market Portfolio each would receive an opinion of counsel that the exchanges contemplated by the Reorganization are expected to be tax-free for federal income tax purposes; and

  Calvert Asset Management Company, Inc., as the Advisor to California Money Market Portfolio, will pay the cost of the Reorganization incurred by the Portfolio.

INFORMATION ABOUT THE REORGANIZATION

Plan of Reorganization. The proposed Agreement and Plan of Reorganization provides that Money Market Portfolio will acquire all the assets of California Money Market Portfolio in exchange for Class O shares of the Money Market Portfolio on December 12, 2003. A copy of a form of the Plan is attached as Exhibit A to this Proxy Statement. The material terms of the Plan are summarized below; nonetheless, discussion of the Plan herein is qualified in its entirety by reference to the Plan in Exhibit A. The number of full and fractional Money Market Portfolio Class O shares to be issued to shareholders of California Money Market Portfolio will equal the value of the shares of California Money Market Portfolio outstanding immediately prior to the Reorganization. Portfolio securities of California Money Market Portfolio will be valued in accordance with the valuation practices of Money Market Portfolio (See, “About the Portfolios”). At the time of the Reorganization, California Money Market Portfolio will pay all of its obligations and liabilities, and prior to the Reorganization will issue a dividend to distribute its investment company taxable income to its shareholders. The Reorganization will be accounted for by the method of accounting commonly used by open-end investment companies.

As soon as practicable after the Closing Date, California Money Market Portfolio will liquidate and distribute pro rata to its shareholders of record as of the close of business on December 12, 2003, the full and fractional Class O shares of the Money Market Portfolio at an aggregate net asset value equal to the value of the shareholder’s shares in California Money Market Portfolio next determined at the close of business on the Valuation Date (the business day immediately preceding the effective time of the transaction). This method of valuation is also consistent with interpretations of Rule 22c-1 under the Act by the Securities and Exchange Commission’s Division of Investment Management. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of Money Market Portfolio, representing the respective pro rata number of full and fractional Class O shares of the Money Market Portfolio due shareholders of California Money Market Portfolio.

The consummation of the Plan is subject to the conditions set forth therein, including the following:

Shareholder Approval. The Plan shall have been approved by the affirmative vote of the holders of a majority (as defined in the Investment Company Act of 1940) of the outstanding voting securities of California Money Market Portfolio.

Representations, Warranties and, Agreements. Both parties to the Reorganization shall have complied with their respective responsibilities under the Plan, the respective representations and warranties contained in this Plan shall be true in all material respects as of the closing date, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of either party since December 31, 2002. Both parties shall produce certificates satisfactory in form and substance indicating that they have met the terms of the Plan.

Tax Opinion. Both parties to the Reorganization shall have received an opinion of counsel, addressed to the Funds and in form and substance satisfactory to each party, as to certain of the federal income tax consequences of the Reorganization under the Internal Revenue Code to California Money Market Portfolio, Money Market Portfolio, and their respective shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this Prospectus and Proxy statement, and on such other written representations as California Money Market Portfolio and Money Market Portfolio, respectively, will have verified. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(1)     Neither California Money Market Portfolio nor Money Market Portfolio will recognize any gain or loss upon the transfer of the assets of California Money Market Portfolio to Money Market Portfolio in exchange for Money Market Portfolio Class O shares, and, in the case of California Money Market Portfolio, upon the distribution (whether actual or constructive) of Money Market Portfolio Class O shares to California Money Market Portfolio shareholders in exchange for their shares of capital stock of California Money Market Portfolio;

(2)     The shareholders of California Money Market Portfolio who receive Money Market Portfolio Class O shares pursuant to the Reorganization will not recognize any gain or loss upon the exchange (whether actual or constructive) of their shares of California Money Market Portfolio for Money Market Portfolio Class O shares (including any share interests they are deemed to have received) pursuant to the Reorganization;

(3)     The tax basis of Money Market Portfolio Class O shares received by shareholders of California Money Market Portfolio will be the same as the tax basis of the shares of capital stock of California Money Market Portfolio surrendered in the exchange; and the holding period of Money Market Portfolio Class O shares received by each shareholder of California Money Market Portfolio will include the period during which the shares of California Money Market Portfolio exchanged therefor were held by such shareholder, provided the shares of California Money Market Portfolio were held as a capital asset on the date of the Reorganization; and

(4)     The tax basis of California Money Market Portfolio’s assets acquired by Money Market Portfolio will be the same as the tax basis of such assets to California Money Market Portfolio immediately prior to the Reorganization, and the holding period of the assets of California Money Market Portfolio in the hands of Money Market Portfolio will include the period during which those assets were held by California Money Market Portfolio.

The Plan may be terminated, and the Reorganization abandoned, at any time before or after approval by shareholders of California Money Market Portfolio, prior to the Closing Date by mutual consent of the parties, or by either, if any condition set forth in the Plan has not been fulfilled or has been waived by the party entitled to its benefits. In accordance with the Plan, California Money Market Portfolio and Money Market Portfolio are responsible for payment of their own expenses incurred in connection with the Reorganization; but as stated earlier, Calvert Asset Management Company, Inc., as investment advisor to California Money Market Portfolio, has agreed to pay these expenses for the Fund.

Description of Money Market Portfolio Class O Shares. Full and fractional Class O Shares of the Money Market Portfolio will be issued to each shareholder in accordance with the procedures under the Plan as described above. Each share will be fully paid and non-assessable when issued and transferable without restrictions and will have no preemptive or conversion rights.

Federal Income Tax Consequences. The Plan is intended to be a tax-free reorganization pursuant to Section 368(a)(1)(C) of the Code. Opinions of Counsel are not binding on the Internal Revenue Service or the Courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the consequences described above would not be applicable, and shareholders could recognize a gain or loss on the transaction. Shareholders of California Money Market Portfolio should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of California Money Market Portfolio should also consult their tax advisors as to the state and local tax consequences, if any, of the Reorganization.

Expenses.     After the Reorganization, the total operating expenses of the surviving Money Market Portfolio, as a percent of net assets, are estimated to be less than the current operating expenses for California Money Market Portfolio. In addition, certain fixed costs, such as costs of printing shareholder reports and proxy statements, legal expenses, audit fees, registration fees, mailing costs and other expenses would be spread across a larger asset base, thereby lowering the expense ratio borne by California Money Market Portfolio shareholders.

INFORMATION ABOUT MONEY MARKET PORTFOLIO

As discussed above, the investment objective, principal investment strategies, and investment practices of Money Market Portfolio are complimentary of those for California Money Market Portfolio.

Objective.     Money Market Portfolio seeks to earn the highest level of interest income, exempt form federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

Principal Investment Strategies. Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

Money Market Portfolio invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high-quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

Many of the instruments held by the Portfolio are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Portfolio has an exposure to the banking industry.

The Portfolio may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Portfolio.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

Money Market Portfolio’s yield will change in response to market interest rates. In general, as market rates go up so will the Portfolio’s yield, and vice versa. Although the Portfolio tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. The Portfolio limits the amount it invests in any one issuer to try to lessen its exposure.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Management.

Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the Money Market Portfolio’s investment advisor. Calvert provides the Fund with investment supervision and management and office space; furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual funds. As of September 10, 2003, Calvert had over $9.5 billion in assets under management.

Calvert uses a team approach to its management of the Portfolio. Since inception, investment selections for the Portfolio have been made by a committee of the Advisor’s fixed-income portfolio managers.

Advisory Fees. The Money Market Portfolio’s advisory agreement provides for the Fund to pay a fee of 0.20% of the Portfolio’s average daily net assets.

Other Management Arrangements.

Calvert Administrative Services Company, an affiliate of the Advisor, is the Fund’s administrator.

National Financial Data Services, Inc. is the Fund’s transfer agent and dividend disbursing agent.

Calvert Shareholder Services, Inc., an affiliate of the Advisor, is the Fund’s shareholder servicing agent.

Fund Expenses.

Management does not expect fund expenses, as disclosed in the December 31, 2002 Annual Report to Shareholders for Money Market Portfolio, to materially deviate in the upcoming fiscal year.

Management’s Discussion of Money Market Portfolio.
(Excerpted from the June 30, 2003 Semi-Annual Report)

[SIDEBAR: PICTURE OF TOM DAILEY]

[SIDEBAR:]     Tom Dailey is a member of the CAMCO portfolio management team.

[SIDEBAR:]     Calvert Tax-Free Reserves Money Market Portfolio seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital and the quality and maturity characteristics of the Portfolio.

Performance

For the six-month period ending June 30, 2003, Portfolio Class O shares’ total return was +0.30% compared to the +0.27% return for the average tax-exempt money market fund tracked by Lipper Analytical Services, Inc.

Investment Climate

The US economy stumbled through the first half of 2003. In the first quarter, the buildup to war with Iraq dampened already weak activity and the economy grew only 1.4%. Over the first half of the year, the unemployment rate increased 0.4 percentage point and reached a new cycle high of 6.4% in June. While the underpinnings of the economy are improving, economic growth appears sluggish, remaining below potential. A stalled job market, weak business and consumer spending, and a still-struggling manufacturing sector are all contributing to sub-trend growth.

Portfolio Strategy

Since interest rates continued to decline during the first half of 2003, and Fed Chairman Greenspan made it clear he will strive to keep short term interest rates low in the near-term, we extended the average maturity of the Portfolio in order to guard against the possibility of the Fed funds rate declining further. We also continued to buy high-grade, liquid, municipal notes, which should be readily marketable in the event interest rates rise.

Outlook

Although the economic outlook remains cloudy, encouraging signs include improvement in consumer confidence, better corporate earnings, and Fed-inspired stock- and credit- market rallies. Low mortgage rates have kept the housing market strong. And, Federal tax cuts should provide some stimulus to the economy.

In a continuing effort to ensure the country avoids falling toward recession or deflation, the Fed cut rates for a thirteenth time in June. At that time, Fed Chairman Greenspan stated the Fed will “lean over backwards” to avoid “corrosive” deflation.

It’s our view that the probability of the worst sort of deflation in the US is low. However, as noted previously, Fed Chairman Greenspan made it clear he will strive to keep short-term interest rates low in the near-term. A cardinal rule in the bond market is not to fight the Fed. Although we remain watchful for the next bear market, we believe interest rates should remain at levels last seen during the Eisenhower and Kennedy years.

July 2003

[SIDEBAR:]

Fund Information
asset allocation
o     tax-exempt
o     money market

NASDAQ symbol
CTMXX

CUSIP number
131620-10-6

Portfolio statistics
weighted average maturity
6.30.03              71 days
12.31.02            31 days

class O average annual total return
as of 6.30.03
1 year                0.72%
5 year                2.43%
10 year              2.86%
inception          4.28%
(3.04.81)

Total returns assume reinvestment of dividends. Past Performance is no guarantee of future results. Performance information represents Class O shares. The value of an investment in Institutional Class shares would be different.

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2003, the end of the reporting period. Our strategy and the Fund’s portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment.

SHAREHOLDER INFORMATION FOR
MONEY MARKET PORTFOLIO

How Shares Are Priced. The price of shares is based on Money Market Portfolio’s net asset value (NAV). NAV is computed by adding the value of a Fund’s holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. Since the Portfolio has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund’s Board of Trustees believes accurately reflects fair value. Money Market Portfolio is valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Portfolio is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks are closed.

When Your Account Will Be Credited. Your purchase will be processed at the NAV next calculated after your order is received and in good order. All of your purchases must be made in U.S. dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert’s office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Purchases will be credited at the net asset value calculated after the order is received and accepted. If the Transfer Agent receives the wire purchase by 5 p.m. ET, the account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

Dividends, Capital Gains and Taxes. The Portfolio pays exempt interest dividends from its net investment income, less expenses, monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Portfolio does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Federal Taxes. Dividends derived from interest on municipal obligations constitute exempt interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable as ordinary income. If the Portfolio makes any distributions of long-term capital gains, then these are taxable as long-term capital gains, regardless of how long the shares of the Portfolio are held. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Portfolio may derive up to 20% of its income from taxable investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

If taxable income or gains paid in the past year exceed $10, the Portfolio will mail Form 1099-DIV indicating the federal tax status of such payments. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

Other Tax Information. You may be subject to state or local taxes on your investment, depending on the laws in your area. A letter will be mailed in January detailing the percentage invested in your state the previous tax year. Such dividends may be exempt from certain state income taxes.

How To Sell Shares. A portion or all shares may be redeemed on any day the Portfolio is open for business, provided the amount requested is not on hold. When purchased by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on Money Market Portfolio during the hold period will be returned for uncollected funds.

Shares will be redeemed at the next NAV calculated (less any applicable CDSC) after the redemption request is received by the transfer agent in good order. The proceeds will normally be sent on the next business day, but if making immediate payment could adversely affect the Portfolio, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Portfolio is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

Both Portfolios are series of Calvert Tax Free Reserves. With both Portfolios organized under the same regulated investment company, they share the same Declaration of Trust and By-laws.

GENERAL INFORMATION ABOUT THE PORTFOLIOS

Information about California Money Market Portfolio is included in a prospectus, which all shareholders have received. Further information is included in that Portfolio’s Statement of Additional Information. Both the Prospectus and Statement of Additional Information are dated April 30, 2003. You may obtain additional copies for California Money Market Portfolio, or this same information for Money Market Portfolio, by calling or writing the respective Portfolio at the address and phone number appearing below. Quarterly, semi-annual, and annual reports of both Portfolios are also available by writing that Portfolio at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745. California Money Market Portfolio and Money Market Portfolio are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file proxy material, reports, and other information with the Securities and Exchange Commission. These reports and other information filed by the Fund can be inspected and copied at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. at 450 Fifth Street, N.W. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains reports, other information, and proxy statements filed for the Fund.

FINANCIAL STATEMENTS

The Annual Report to shareholders of California Money Market Portfolio for the period ended December 31, 2002, and the financial statements and financial highlights for the period indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the reports of KPMG LLP, independent accountants to California Money Market Portfolio, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

Financial Highlights.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past 5 fiscal years. The Portfolio’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund’s financial statements, which for 2002 have been audited by KPMG LLP, whose report, along with the Portfolio’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for prior years has been audited by other auditors.

	Years Ended
	December 31, 2002	December 31, 2001

Net asset value, beginning	$1.00	$1.00
Income from investment operations
Net investment income	.008	020
Distributions from
Net investment income	(.008)	(.020)
Net asset value, ending	$1.00	$1.00
Total return	.75%	1.99%
Ratios to average net assets:
Net investment income	.74%	1.94%
Total expenses	.67%	.67%
Expenses before offsets	.67%	.67%
Net expenses	.65%	.66%
Net assets, ending (in thousands)	$398,243	$434,042

	Years Ended
	December 31, 2000	December 31, 1999	December 31, 1998

Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.032	.028	.031
Distributions from
Net investment income	(.032)	(.028)	(.031)
Net asset value, ending	$1.00	$1.00	$1.00
Total return	3.22%	2.80%	3.19%
Ratios to average net assets:
Net investment income	3.16%	2.75%	3.13%
Total expenses	.68%	.66%	.69%
Expenses before offsets	.68%	.66%	.67%
Net expenses	.65%	.65%	.65%
Net assets, ending (in thousands)	$397,100	$427,945	$437,575

VOTING INFORMATION

Proxies from the shareholders of California Money Market Portfolio are being solicited by the Trustees for a Special Meeting of Shareholders to be held in the Tenth Floor Conference Room of Calvert Group Ltd., Air Rights North Tower, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland at 9:00 a.m. on Friday, December 12, 2003, or at such later time or date made necessary by adjournment.

Proxies are solicited by mail. Additional solicitations may be made by telephone, computer communications, facsimile, or other such means, or by personal contact by officers or employees of California Money Market Portfolio or by proxy soliciting firms retained for this purpose.

Quorum.     If a quorum (more than 50% of the outstanding shares of California Money Market Portfolio) is represented at the meeting, the vote of a majority of the outstanding shares of California Money Market Portfolio is required for approval of the Reorganization into Money Market Portfolio. The vote of a majority of the outstanding shares means the vote of the lesser of: (1) 67% or more of the shares present or represented by proxy at the meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

If the meeting is called to order but a quorum is not represented at the meeting, the persons named as proxies may vote the proxies that have been received to adjourn the meeting to a later date. If a quorum is present at the meeting but sufficient votes to approve the proposal described in this Prospectus and Proxy Statement are not received, the persons named as proxies may propose one or more adjournments of the meeting to permit additional solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the meeting in person or by proxy. The proxy holders will vote those proxies received that voted in favor of the proposal in favor of such an adjournment and will vote those proxies received that voted against the proposal against any such adjournment. A shareholder vote may be taken on the proposal in this Prospectus and Proxy Statement before any such adjournment if sufficient votes have been received and it is otherwise appropriate.

You may revoke your proxy at any time before it is exercised by: (1) filing a written notification of revocation with the Secretary of the Calvert Tax-Free Reserves, (2) submitting a proxy bearing a later date, or (3) attending and voting at the meeting.

The votes of shareholders of Money Market Portfolio are not being solicited by this Prospectus and Proxy Statement and are not required to carry out the Reorganization.

Abstentions and Broker Non-Votes. Abstentions and “broker non-votes” are counted for purposes of determining whether a quorum is present but do not represent votes cast with respect to a proposal. “Broker non-votes” are shares held by a broker or nominee for which an executed proxy is received by the trust, but are not voted as to one or more proposals because instructions have not been received from the beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power. Accordingly, “broker non-votes” and abstentions effectively will be votes against the Reorganization proposal.

Record Date. Shareholders of California Money Market Portfolio of record at the close of business on September 10, 2003 (record date) are entitled to notice of and to vote at the Special Meeting of Shareholders or any adjournment thereof. Shareholders are entitled to one vote for each share held. As of September 10, 2003, as shown on the books of California Money Market Portfolio, there were issued and outstanding 376,506,599.185 shares. As of September 10, 2003, the officers and Trustees of Calvert Tax-Free Reserves as a group, beneficially owned less than 1% of the outstanding shares of California Money Market Portfolio.

As of September 10, 2003, the following shareholders owned of record 5% or more of the shares of the California Money Market Portfolio:

Name and Address	% of Ownership
Bruce Walkup & Betty Walkup TR Personal Acct. 650 California Street Suite 2600 San Francisco, CA 94108-2607	16.89%
Betty Walkup & Daniel J. Kelly Co TTEES U/A 10/21/1994 Walkup 1994 Marital Trust 650 California Street Floor 26 San Francisco, CA 94108-2607	13.17%

SHAREHOLDER PROPOSALS

California Money Market Portfolio has not received any shareholder proposals to be considered for presentation at the meeting. Under the proxy rules of the Securities and Exchange Commission, shareholder proposals may, under certain conditions, be included in the Portfolio’s proxy statement and proxy for a particular meeting. Under these rules, proposals submitted for inclusion in the Portfolio’s proxy material must be received by the Portfolio a reasonable time before the solicitation is made. The fact that the Portfolio receives a shareholder proposal in a timely manner does not insure its inclusion in its proxy material because there are other requirements in the proxy rules relating to such inclusion.

OTHER BUSINESS

The Board of Trustees of Calvert Tax-Free Reserves does not intend to present any other business at the meeting. If, however, any other matters are properly brought before the meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

ADJOURNMENT

In the event that sufficient votes in favor of the proposal set forth in the Notice of Meeting and Proxy Statement are not received by the time scheduled for the meeting, the persons named as proxies may move one or more adjournments of the meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of a majority of the shares present at the meeting. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote which have voted in favor of such proposal. They will vote against any such adjournment those proxies that have voted against any such proposal.

By Order of the Board of Trustees
William M. Tartikoff, Esq.
Secretary

THE BOARD OF TRUSTEES OF CALVERT TAX-FREE RESERVES, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMENDS A VOTE FOR APPROVAL OF THE PLAN.

CALVERT TAX-FREE RESERVES
STATEMENT OF ADDITIONAL INFORMATION

October __, 2003

Acquisition of the Assets of the
California Money Market Portfolio
(a series of Calvert Tax-Free Reserves)
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

By and In Exchange for Shares of

Money Market Portfolio
(a series of Calvert Tax-Free Reserves)
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814

        This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of the California Money Market Portfolio, a series of Calvert Tax-Free Reserves, in exchange for shares of the Money Market Portfolio, a series of Calvert Tax-Free Reserves, consists of this cover page and the Statement of Additional Information of the Money Market Portfolio, dated April 30, 2003, attached hereto and incorporated by reference.

        This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated October __, 2003, relating to the above-referenced matter may be obtained from Calvert Group, Ltd., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. This Statement of Additional Information relates to, and should be read in conjunction with, such Prospectus/Proxy Statement.

        The Prospectus (dated April 30, 2003) of the California Money Market Portfolio is hereby incorporated by reference. The Statement of Additional Information (dated April 30, 2003) of the California Money Market Portfolio is hereby incorporated by reference. The Annual Report to Shareholders of Calvert Tax-Free Reserves, for the period ended December 31, 2002, is also hereby incorporated by reference. You may obtain copies by calling or writing Calvert Tax-Free Reserves California Money Market Portfolio at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, or by calling 800-368-2745. The fiscal year end for Calvert Tax-Free Reserves was December 31, 2002.

Calvert Tax-Free Reserves
California Money Market Portfolio

MERGER INFORMATION

October __, 2003

It is the intention of management to merge the California Money Market Portfolio into the Money Market Portfolio. Presented on the following pages are the historical Statements of Assets and Liabilities for these Portfolios as of December 31, 2002 and June 30, 2003, and the Pro Forma Statement of Assets and Liabilities at December 31, 2002 and June 30, 2003 of the Money Market Portfolio assuming the merger took place on December 31, 2002 and June 30, 2003, respectively. Also presented are the historical Statements of Operations for the Portfolios for the year 2002 and the six months ended June 30, 2003, and the Pro Forma Statement of Operations of the Money Market Portfolio after the merger for the year 2002 and the six months ended June 30, 2003. In preparing the Pro Forma financial statements for the Money Market Portfolio, management fees, custodian fees and professional fees were all adjusted to reflect differences that would have resulted had the merger taken place January 1, 2003 and July 1, 2003, respectively.

Also presented is the merged Schedule of Investments as of December 31, 2002 and June 30, 2003. All of the securities held in the California Money Market Portfolio as of December 31, 2002 and June 30, 2003, would comply with the investment objectives, policies and restrictions of the Money Market Portfolio.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Money Market Portfolio and the California Money Market Portfolio included in the semi-annual report dated June 30, 2003 and the annual report dated December 31, 2002.

CALVERT TAX-FREE RESERVES — CALIFORNIA MONEY MARKET PORTFOLIO
CALVERT TAX-FREE RESERVES — MONEY MARKET PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

	California Money Market Portfolio		Money Market Portfolio		Proforma Adjustments	Money Market Portfolio Proforma Combined

ASSETS
Investments in securities, at value - see accompanying schedule	$402,956,435		$1,172,497,172		-	$1,575,453,607
Cash	2,374,380		5,723,292		-	8,097,672
Receivable for securities sold	12,200,000		2,342,946		-	14,542,946
Receivable for shares sold	1,417,961		15,666,362		-	17,084,323
Interest receivable	1,564,665		3,598,312		-	5,162,977
Other assets	19,455		79,477		-	98,932

Total assets	420,532,896		1,199,907,561		-	1,620,440,457

LIABILITIES
Payable for securities purchased	42,630,458		75,347,238		-	117,977,696
Payable for shares redeemed	356,663		6,591,872.00		-	6,948,535
Payable to Calvert Asset Management Company, Inc.	186,343		320,710		-	507,053
Payable to Calvert Administrative Services Company	1,210		225,431		-	226,641
Payable to Calvert Shareholder Services, Inc.	13,309		59,656		-	72,965
Accrued expenses and other liabilities	80,533		274,179		-	354,712

Total liabilities	43,268,516		82,819,086		-	126,087,602

NET ASSETS	$377,264,380		$1,117,088,475		-	$1,494,352,855

NET ASSETS
Paid-in capital, California Money Market Portfolio, 377,291,690 shares of beneficial interest, unlimited number of no par value
shares authorized	$377,291,770
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized for
Money Market Portfolio:
Class O: 1,019,272,592 shares outstanding			$1,019,160,244		-	$1,396,452,014
Institutional Class: 97,930,099 shares outstanding	97,927,276		-			97,927,276
Undistributed net investment income	12,665		34,455		-	47,120
Accumulated net realized gain (loss) on investments	(40,055)		(33,500)		-	(73,555)

NET ASSETS	$377,264,380		$1,117,088,475		-	$1,494,352,855

NET ASSETS - CLASS A	$377,264,380		N/A			N/A

SHARES OUTSTANDING - CLASS A	377,291,690	(1)	N/A			N/A

NET ASSET VALUE - CLASS A	$1.00		N/A			N/A

NET ASSETS - CLASS O	N/A		$1,019,225,585		$377,264,380	$1,396,489,965

SHARES OUTSTANDING - CLASS O	N/A		1,019,272,592	(1)	377,264,380	1,396,536,972	(1)

NET ASSET VALUE - CLASS O	N/A		$1.00			$1.00

NET ASSETS - INSTITUTIONAL CLASS	N/A		$97,862,890			$97,862,890

SHARES OUTSTANDING - INSTITUTIONAL CLASS	N/A		97,930,099	(1)		97,930,099	(1)

NET ASSET VALUE - INSTITUTIONAL CLASS	N/A		$1.00			$1.00

(1)     The proforma combined shares outstanding consists of 1,019,272,592 shares of the Money Market Portfolio Class O, 97,930,099 shares of the Money Market Portfolio Institutional Class and 377,264,380 shares issued to shareholders of the California Money Market Portfolio.

See Notes to Proforma Financial Statements.

CALVERT TAX-FREE RESERVES — CALIFORNIA MONEY MARKET PORTFOLIO
CALVERT TAX-FREE RESERVES — MONEY MARKET PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

	California Money Market Portfolio *		Money Market Portfolio *		Proforma Adjustments	Money Market Portfolio Proforma Combined

NET INVESTMENT INCOME
Investment Income:
Interest income	$2,295,810		$7,890,965		-	$10,186,775

Total investment income	2,295,810		7,890,965		-	10,186,775

Expenses:
Investment advisory fee	971,508		1,306,122		(680,064)[1]	1,597,566
Transfer agency fees and expenses	159,863		678,262		(4,683)[2]	833,442
Trustees' fees and expenses	11,604		35,778			47,382
Administrative fees:
Class A	7,866		-		(7,866)[3]	-
Class O	-		1,375,902		505,184 [3]	1,881,086
Institutional Class	-		46,802			46,802
Accounting fees	28,312		43,960		(28,312)[4]	43,960
Custodian fees	15,286		43,242		(12,500)[5]	46,028
Insurance	50,361		158,237		(5,000)[7]	203,598
Registration fees	1,582		19,261		(1,000)[7]	19,843
Professional fees	6,279		7,220		(5,875)[6]	7,624
Reports to shareholders	37,662		143,588		(28,706)[7]	152,544
Miscellaneous	12,521		49,246		(9,544)[7]	52,223

Total expenses	1,302,844		3,907,620		(278,366)	4,932,098
Reimbursement from Advisor Class T**	-		(70)			(70)
Fees paid indirectly	(3,938)		(2,559)			(6,497)

Net expenses	1,298,906		3,904,991		(278,366	4,925,531

NET INVESTMENT INCOME (LOSS)	996,904		3,985,974		278,366	5,261,244

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:	48,200		39,561		-	87,761

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,045,104		$4,025,535		$278,366	$5,349,005

AVERAGE NET ASSETS - CLASS A	391,823,854		N/A		-	N/A
RATIO OF TOTAL EXP TO AVG N/A - CLASS A	0.67	%(a)	N/A		-	N/A
RATIO OF NET EXP TO AVG N/A - CLASS A	0.67	%(a)	N/A		-	N/A
AVERAGE NET ASSETS - CLASS O	N/A		1,067,157,273		-	1,458,981,127
RATIO OF TOTAL EXP TO AVG N/A - CLASS O	N/A		0.68	%(a)	-	0.64	%(a)
RATIO OF NET EXP TO AVG N/A - CLASS O	N/A		0.68	%(a)	-	0.64	%(a)
AVERAGE NET ASSETS - INSTITUTIONAL CLASS	N/A		188,759,440		-	188,759,440
RATIO OF TOTAL EXP TO AVG N/A - INSTITUTIONAL CLASS	N/A		0.35	%(a)	-	0.32	%(a)
RATIO OF NET EXP TO AVG N/A - INSTITUTIONAL CLASS	N/A		0.34	%(a)	-	0.32	%(a)

* For the six months ended June 30, 2003.

** Money Market Portfolio Class T shares ceased operations on May 23, 2003.

(a)     Annualized.

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2003.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1     To reflect the change in Investment Advisory Fees. The Portfolio’s advisory agreement provides for the Portfolio to pay the Advisor an annual fee of 0.25% of the Portfolio’s average daily net assets up to $500 million, 0.20% of the next $500 million, and 0.15% on assets in excess of $1 billion.

2      To reflect the expected Transfer Agency fees for the Portfolio.

3     To reflect an Administrative Service Fee of 0.26% and 0.05%, respectively, of Class O and Institutional Class average daily net assets.

4     To reflect the Accounting Fees expected to be incurred in the Portfolio.

5     To reflect the expected Custodian Fees for the Portfolio. The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

6     To reflect the expected Professional Fees for the combined Portfolio.

7     Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

CALVERT TAX-FREE RESERVES — CALIFORNIA MONEY MARKET PORTFOLIO
CALVERT TAX-FREE RESERVES — MONEY MARKET PORTFOLIO
PROFORMA STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)

	California Money Market Portfolio		Money Market Portfolio		Proforma Adjustments	Money Market Portfolio Proforma Combined

ASSETS
Investments in securities, at value - see accompanying schedule	$395,281,097		$1,226,010,171		-	$1,621,291,268
Cash	2,320,820		8,579,648		-	10,900,468
Receivable for securities sold	-		12,945,000		-	12,945,000
Receivable for shares sold	941,715		8,199,440		-	9,141,155
Interest receivable	1,250,113		4,253,031		-	5,503,144
Other assets	69,547		225,552		-	295,099

Total assets	399,863,292		1,260,212,842		-	1,660,076,134

LIABILITIES
Payable for shares redeemed	1,310,637		-		-	1,310,637
Payable to Calvert Asset Management Company, Inc.	227,485		387,939		-	615,424
Payable to Calvert Administrative Services Company	1,437		250,704		-	252,141
Payable to Calvert Shareholder Services, Inc.	14,646		63,231		-	77,877
Payable to Calvert Distributors, Inc.	-		28		-	28
Accrued expenses and other liabilities	66,416		236,902		-	303,318

Total liabilities	1,620,621		938,804		-	2,559,425

NET ASSETS	$398,242,671		$1,259,274,038		-	$1,657,516,709

NET ASSETS
Paid-in capital, California Money Market Portfolio, 398,325,286 shares of beneficial interest, unlimited number of no par value
shares authorized	$398,325,367
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized for
Money Market Portfolio:
Class O: 1,085,859,754 shares outstanding	$1,085,747,406		-			$1,484,072,773
Institutional Class: 173,506,650 shares outstanding	173,503,827		-			173,503,827
Class T: 6,641 shares outstanding	6,641		-			6,641
Undistributed net investment income	5,559		89,225		-	94,784
Accumulated net realized gain (loss) on investments	(88,255)		(73,061)		-	(161,316)

NET ASSETS	$398,242,671		$1,259,274,038		-	$1,657,516,709

NET ASSETS - CLASS A	$398,242,671		N/A			N/A

SHARES OUTSTANDING - CLASS A	398,325,286	(1)	N/A			N/A

NET ASSET VALUE - CLASS A	$1.00		N/A			N/A

NET ASSETS - CLASS O	N/A		$1,085,824,707		$398,242,671	$1,484,067,378

SHARES OUTSTANDING - CLASS O	N/A		1,085,859,754	(1)	398,242,671	1,484,102,425	(1)

NET ASSET VALUE - CLASS O	N/A		$1.00			$1.00

NET ASSETS - INSTITUTIONAL CLASS	N/A		$173,442,684			$173,442,684

SHARES OUTSTANDING - INSTITUTIONAL CLASS	N/A		173,506,650	(1)		173,506,650	(1)

NET ASSET VALUE - INSTITUTIONAL CLASS	N/A		$1.00			$1.00

NET ASSETS - CLASS T	N/A		$6,647			$6,647

SHARES OUTSTANDING - CLASS T	N/A		6,641	(1)		6,641	(1)

NET ASSET VALUE - CLASS T	N/A		$1.00			$1.00

(1)     The proforma combined shares outstanding consists of 1,085,859,754 shares of the Money Market Portfolio Class O, 173,506,650 shares of the Money Market Portfolio Institutional Class, 6,641 shares of the Money Market Class T and 398,242,671 shares issued to shareholders of the California Money Market Portfolio.

See Notes to Proforma Financial Statements.

CALVERT TAX-FREE RESERVES — CALIFORNIA MONEY MARKET PORTFOLIO
CALVERT TAX-FREE RESERVES — MONEY MARKET PORTFOLIO
PROFORMA STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002 (UNAUDITED)

	California Money Market Portfolio	Money Market Portfolio	Proforma Adjustments	Money Market Portfolio Proforma Combined

NET INVESTMENT INCOME
Investment Income:
Interest income	$5,800,182	$21,697,825	-	$27,498,007

Total investment income	5,800,182	21,697,825	-	27,498,007

Expenses:
Investment advisory fee	2,077,822	2,823,119	(1,454,475)[1]	3,446,466
Transfer agency fees and expenses	344,770	1,589,048	(9,365)[2]	1,924,453
Distribution Plan expenses Class T	-	76,955		76,955
Trustees' fees and expenses	26,758	110,268		137,026
Administrative fees:
Class A	21,037	-	(21,037)[3]	-
Class O	-	3,080,370	1,080,467[3]	4,160,837
Institutional Class	-	83,270		83,270
Class T	-	80,033		80,033
Accounting fees	50,423	93,699	(50,423)[4]	93,699
Custodian fees	28,762	94,798	(25,000)[5]	98,560
Insurance	97,883	354,075	(10,000)[7]	441,958
Registration fees	-	42,763		42,763
Professional fees	15,802	30,450	(11,750)[6]	34,502
Reports to shareholders	91,069	326,632	(70,016)[7]	347,685
Miscellaneous	24,256	78,774	(18,649)[7]	84,381

Total expenses	2,778,582	8,864,254	(590,248	11,052,588
Fees waived Class T	-	(245)		(245)
Fees paid indirectly	(67,684)	(51,690)		(119,374)

Net expenses	2,710,898	8,812,319	(590,248	10,932,969

NET INVESTMENT INCOME (LOSS)	3,089,284	12,885,506	590,248	16,565,038

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:	(12,189)	(74,575)	-	(86,764)

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,077,095	$12,810,931	$590,248	$16,478,274

AVERAGE NET ASSETS - CLASS A	415,564,321	N/A	-	N/A
RATIO OF TOTAL EXP TO AVG N/A - CLASS A	0.67%	N/A	-	N/A
RATIO OF NET EXP TO AVG N/A - CLASS A	0.65%	N/A	-	N/A

AVERAGE NET ASSETS - CLASS O	N/A	1,184,757,648	-	1,600,321,969
RATIO OF TOTAL EXP TO AVG N/A - CLASS O	N/A	0.68%	-	0.64%
RATIO OF NET EXP TO AVG N/A - CLASS O	N/A	0.67%	-	0.63%

AVERAGE NET ASSETS - INSTITUTIONAL CLASS	N/A	166,539,907	-	166,539,907
RATIO OF TOTAL EXP TO AVG N/A - INSTITUTIONAL CLASS	N/A	0.34%	-	0.32%
RATIO OF NET EXP TO AVG N/A - INSTITUTIONAL CLASS	N/A	0.34%	-	0.31%

AVERAGE NET ASSETS - CLASS T	N/A	30,781,959	-	30,781,959
RATIO OF TOTAL EXP TO AVG N/A - CLASS T	N/A	0.90%	-	0.88%
RATIO OF NET EXP TO AVG N/A - CLASS T	N/A	0.89%	-	0.87%

The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 2002.

See Notes to Proforma Adjustments and Proforma Financial Statements.

NOTES TO PORTFOLIO ADJUSTMENTS

1     To reflect the change in Investment Advisory Fees. The Portfolio’s advisory agreement provides for the Portfolio to pay the Advisor an annual fee of 0.25% of the Portfolio’s average daily net assets up to $500 million, 0.20% of the next $500 million, and 0.15% on assets in excess of $1 billion.

2     To reflect the expected Transfer Agency fees for the Portfolio.

3     To reflect an Administrative Service Fee of 0.26%, 0.26%, and 0.05%, respectively, of Class O, Class T and Institutional Class average daily net assets.

4     To reflect the Accounting Fees expected to be incurred in the Portfolio.

5     To reflect the expected Custodian Fees for the Portfolio. The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

6     To reflect the expected Professional Fees for the combined Portfolio.

7     Proforma adjustments required to reflect the estimated expenses expected to be incurred for the upcoming fiscal year.

CALVERT TAX-FREE RESERVES – CALIFORNIA MONEY MARKET PORTFOLIO
CALVERT TAX-FREE RESERVES – MONEY MARKET PORTFOLIO
NOTES TO PROFORMA FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The California Money Market Portfolio and Money Market Portfolio (the “Portfolios”), each a series of Calvert Tax-Free Reserves (the “Fund”), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Fund is comprised of five separate portfolios. The operations of each portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. Class T shares ceased operations on May 23, 2003 and were sold to investors with brokerage accounts at The Advisors Group, Inc.

The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the California Money Market Portfolio in exchange for shares of the Money Market Portfolio Class O. Following the transfer, Money Market Portfolio Class O shares will be distributed to the shareholders of the California Money Market Portfolio in liquidation of the California Money Market Portfolio, and it, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the California Money Market Portfolio will receive that number of the Money Market Portfolio Class O shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the California Money Market Portfolio.

The Money Market Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the “accounting survivor” for the merger.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost, which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax or excise tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B – RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average net assets: 0.25% on the first $500 million, 0.20% on the next $500 million, and 0.15% on the excess of $1 billion.

The Advisors Group, Inc. (“TAG”), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offered Class T shares as a sweep account for its brokerage customers.

Calvert Administrative Services Company (“CASC”), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee. Class O and Institutional Class pay annual rates of 0.26% and 0.05%, respectively, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, acts as the shareholder servicing agent for the Portfolio. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the portfolios served.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Tax-Free Reserves, California Money Market and Money Market Portfolios included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT TAX-FREE RESERVES – CALIFORNIA MONEY MARKET PORTFOLIO
CALVERT TAX-FREE RESERVES – MONEY MARKET PORTFOLIO
NOTES TO PROFORMA FINANCIAL STATEMENTS
DECEMBER 31, 2002 (UNAUDITED)

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: The California Money Market Portfolio and Money Market Portfolio (the “Portfolios”), each a series of Calvert Tax-Free Reserves (the “Fund”), are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Fund is comprised of five separate portfolios. The operations of each portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O, Institutional Class and Class T shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. Class T shares are sold to investors with brokerage accounts at The Advisors Group, Inc.

The proforma statement of assets and liabilities gives the effect of the proposed combination of the Portfolios. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Portfolios on a combined basis and is presented for information purposes only: however it is not necessarily representative of what the combined result of the Portfolios would have been had the combination occurred at the beginning of the fiscal year. The transaction would be accomplished by a transfer of all of the assets of the California Money Market Portfolio in exchange for shares of the Money Market Portfolio Class O. Following the transfer, Money Market Portfolio Class O shares will be distributed to the shareholders of the California Money Market Portfolio in liquidation of the California Money Market Portfolio, and it, in turn, will be dissolved. As a result of the proposed transaction, each shareholder of the California Money Market Portfolio will receive that number of the Money Market Portfolio Class O shares equal in value at the date of the exchange to the value of such shareholder’s respective shares of the California Money Market Portfolio.

The Money Market Portfolio constitutes the surviving entity for financial reporting purposes; therefore it is deemed the “accounting survivor” for the merger.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost, which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an agreement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income tax or excise tax is required since the Portfolio intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B – RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (“Ameritas Acacia”). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average net assets: 0.25% on the first $500 million, 0.20% on the next $500 million, and 0.15% on the excess of $1 billion.

The Advisors Group, Inc. (“TAG”), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offers Class T shares as a sweep account for its brokerage customers.

Calvert Administrative Services Company (“CASC”), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee. Class O, Class T and Institutional Class pay annual rates of 0.26%, 0.26% and 0.05%, respectively, based on their average daily net assets.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. The Distribution Plan adopted by Class T allows the Portfolio to pay the distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed an annual rate of 0.25% of the Class T average daily net assets.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, acts as the shareholder servicing agent for the Portfolio. National Financial Data Services, Inc. (“NFDS”) is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the portfolios served.

CALVERT TAX-FREE RESERVES - CALIFORNIA MONEY MARKET PORTFOLIO
CALVERT TAX-FREE RESERVES - MONEY MARKET PORTFOLIO
PROFORMA SCHEDULE OF INVESTMENTS
JUNE 30, 2003

	CTFR CALIFORNIA MONEY MARKET PORTFOLIO		CTFR MONEY MARKET PORTFOLIO		PROFORMA ADJUSTMENTS		COMBINED CTFR MONEY MARKET PORTFOLIO
Municipal Obligations - 103.6%	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE

Alabama - 4.7%
Aurburn IDA Revenue VRDN, 1.05%, 5/1/20, LOC: AmSouth Bank	-	-	$4,235,000	$4,235,000	-	-	$4,235,000	$4,235,000
Birmingham Public Education Building Authority Revenue VRDN, 1.03%, 6/1/30, LOC: Wachovia Bank, NA	-	-	9,700,000	9,700,000	-	-	9,700,000	9,700,000
Calhoun County Economic Development Council Revenue VRDN:
1.25%, 3/1/13, LOC: Fleet National Bank	-	-	3,450,000	3,450,000	-	-	3,450,000	3,450,000
1.20%, 4/1/21, LOC: Bank of America	-	-	3,200,000	3,200,000	-	-	3,200,000	3,200,000
Colbert County Industrial Development Board Revenue VRDN, 1.15%, 10/1/11, LOC: SouthTrust Bank	-	-	3,100,000	3,100,000	-	-	3,100,000	3,100,000
Huntsville IDA Revenue VRDN, 1.25%, 11/1/26, C/LOC: FHLB	-	-	4,460,000	4,460,000	-	-	4,460,000	4,460,000
MFH Revenue VRDN:
1.05%, 4/1/14, LOC: AmSouth Bank	-	-	2,545,000	2,545,000	-	-	2,545,000	2,545,000
1.05%, 9/1/20, LOC: SouthTrust Bank, AL	-	-	2,815,000	2,815,000	-	-	2,815,000	2,815,000
Mobile County IDA Revenue VRDN, 1.15%, 4/1/20, LOC: SouthTrust Bank, AL	-	-	3,715,000	3,715,000	-	-	3,715,000	3,715,000
Montgomery IDA Revenue VRDN, 1.15%, 9/15/04, LOC: SouthTrust Bank, AL	-	-	1,015,000	1,015,000	-	-	1,015,000	1,015,000
Northport MFH Revenue VRDN:
1.15%, 9/3/15, LOC: AmSouth Bank	-	-	1,845,000	1,845,000	-	-	1,845,000	1,845,000
1.05%, 7/1/18, LOC: AmSouth Bank	-	-	4,965,000	4,965,000	-	-	4,965,000	4,965,000
Port City Medical Clinic Revenue VRDN, 0.90%, 2/1/25, BPA: Bank of Nova Scotia & KBC Bank NV, AMBAC Insured	-	-	6,000,000	6,000,000	-	-	6,000,000	6,000,000
State IDA Revenue VRDN, 1.15%, 1/1/15, LOC: Fleet National Bank	-	-	605,000	605,000	-	-	605,000	605,000
Talladega IDA Revenue VRDN, 1.25%, 10/1/16, C/LOC: FHLB	-	-	1,785,000	1,785,000	-	-	1,785,000	1,785,000
Taylor-Ryan Improvement District Revenue VRDN, 1.05%, 5/1/31, LOC: Columbus Bank & Trust	-	-	10,000,000	10,000,000	-	-	10,000,000	10,000,000
Valley Special Care Facilities Revenue VRDN, 1.15%, 6/1/25, LOC: Columbus Bank & Trust	-	-	2,830,000	2,830,000	-	-	2,830,000	2,830,000
Wynlakes Government Utility Authority Revenue VRDN, 1.15%, 5/1/06, LOC: AmSouth Bank	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000

Arizona - 0.9%
Apache County IDA Revenue VRDN, 1.00%, 12/15/18, LOC: Bank of New York	-	-	4,600,000	4,600,000	-	-	4,600,000	4,600,000
Pinal County IDA & Pollution Control Revenue VRDN, 0.97%, 12/1/11, LOC: BNP Paribas	-	-	4,665,000	4,665,000	-	-	4,665,000	4,665,000
Pinal County IDA & Solid Waste Disposal Revenue VRDN, 1.20%, 8/1/22 , C/LOC: Key Bank, LOC: Farm Credit Services of America, PCA	-	-	3,700,000	3,700,000	-	-	3,700,000	3,700,000

Arkansas - 1.0%
Arkadelphia IDA Revenue VRDN, 1.15%, 4/1/11, LOC: Den Danske Bank	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000
State MFH Revenue VRDN:
1.13%, 10/1/30, LOC: Regions Bank	-	-	5,200,000	5,200,000	-	-	5,200,000	5,200,000
1.18%, 11/1/31, LOC: First Tennessee Bank	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000

California - 29.5%
ABAG Finance Authority For Nonprofit Corp.:
Adjustable COPs, 1.05%, 2/1/25, LOC: Wells Fargo Bank NA	2,360,000	2,360,000	1,565,000	1,565,000	-	-	3,925,000	3,925,000
Revenue VRDN, 0.95%, 6/15/30, LOC: FNMA	2,545,000	2,545,000	-	-	-	-	2,545,000	2,545,000
ABN AMRO MuniTops Certificate Trust VRDN:
0.98%, 7/4/07, BPA: ABN AMRO Bank, N.V	900,000	900,000	-	-	-	-	900,000	900,000
0.98%, 8/1/24, BPA: ABN AMRO Bank, N.V	2,500,000	2,500,000	-	-	-	-	2,500,000	2,500,000
Alameda-Contra Costa Schools Financing Authority Adjustable COPs:
1.00%, 11/1/14, BPA: Dexia Credit Local, AMBAC Insured	1,740,000	1,740,000	-	-	-	-	1,740,000	1,740,000
1.00%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured	2,830,000	2,830,000	-	-	-	-	2,830,000	2,830,000
Alameda County IDA Revenue VRDN, 1.15%, 3/1/28, LOC: Bank of the West	3,045,000	3,045,000	265,000	265,000	-	-	3,310,000	3,310,000
Alvord Unified School District Adjustable COPs, 1.05%, 12/1/03, BPA: Dexia Credit Local, FSA Insured	2,500,000	2,500,000	-	-	-	-	2,500,000	2,500,000
Community College Financing Authority Tax & Revenue Anticipation Notes, 2.00%, 6/30/04, FSA Insured	3,035,700	3,035,700	-	-	-	-	3,035,700	3,035,700
Contra Costa County MFH Revenue VRDN:
0.95%, 11/15/22, LOC: FNMA	6,400,000	6,400,000	-	-	-	-	6,400,000	6,400,000
1.00%, 10/20/28, LOC: State Street Bank & Trust Co.	4,240,000	4,240,000	3,480,000	3,480,000	-	-	7,720,000	7,720,000
Educational Facilities Authority Revenue VRDN, 1.05%, 10/1/33	4,000,000	4,000,000	-	-	-	-	4,000,000	4,000,000
Fresno Revenue VRDN, 0.95%, 5/1/15, LOC: US Bank, N.A	9,400,000	9,400,000	-	-	-	-	9,400,000	9,400,000
Health Facilities Financing Authority Insured Revenue VRDN, 0.97%, 1/10/22, BPA: Bank One, N.A., MBIA Insured	6,500,000	6,500,000	-	-	-	-	6,500,000	6,500,000
Housing Finance Agency Home Ownership & Home Improvement Revenue VRDN, 0.95%, 2/1/33, BPA: Lloyds TSB Bank plc, FSA Insured	3,000,000	3,000,000	-	-	-	-	3,000,000	3,000,000
Inland Valley Development Agency Tax Allocation VRDN, 1.15%, 3/1/27, C/LOC: Cal Sters, LOC: Union Bank, California	2,200,000	2,200,000	4,985,000	4,985,000	-	-	7,185,000	7,185,000
Livermore MFH Revenue VRDN, 0.95%, 5/1/20, LOC: FNMA	6,950,000	6,950,000	-	-	-	-	6,950,000	6,950,000
Los Angeles Community Redevelopment Agency Adjustable COPs, 0.97%, 12/1/14, LOC: Wells Fargo Bank N.A	10,000,000	10,000,000	-	-	-	-	10,000,000	10,000,000
Los Angeles Community Redevelopment Agency Revenue VRDN:
1.05%, 12/1/05, LOC: Westdeutsche Landesbank	11,500,000	11,500,000	-	-	-	-	11,500,000	11,500,000
0.90%, 4/1/30, LOC: FHLMC	3,200,000	3,200,000	2,800,000	2,800,000	-	-	6,000,000	6,000,000
Los Angeles Convention & Exhibit Center Authority Lease Revenue VRDN:
1.04%, 8/15/18, BPA: Merrill Lynch	1,000,000	1,000,000	1,100,000	1,100,000	-	-	2,100,000	2,100,000
0.97%, 8/15/21, BPS: JP Morgan, AMBAC Insured	3,700,000	3,700,000	-	-	-	-	3,700,000	3,700,000
Los Angeles County Housing Authority Development Revenue VRDN:
0.95%, 12/1/07, LOC: FHLMC	12,000,000	12,000,000	-	-	-	-	12,000,000	12,000,000
1.00%, 6/1/10, LOC: FHLMC	7,200,000	7,200,000	-	-	-	-	7,200,000	7,200,000
Los Angeles County MFH Revenue VRDN:
1.05%, 12/01/03, BPA: BNP Paribas	920,000	920,000	-	-	-	-	920,000	920,000
0.88%, 7/1/10, LOC:FNMA	27,000,000	27,000,000	-	-	-	-	27,000,000	27,000,000
Los Angeles County Pension Obligation Refunding VRDN, 0.85%, 6/30/07, BPA: Dexia Public Finance Bank, AMBAC Insured	1,815,000	1,815,000	2,145,000	2,145,000	-	-	3,960,000	3,960,000
Los Angeles County Schools Tax & Revenue Anticipation Notes, 1.75%, 6/30/04, FSA Insured	3,216,158	3,216,158	-	-	-	-	3,216,158	3,216,158
Los Angeles County Tax & Revenue Anticipation Notes, 2.00%, 6/30/04	15,163,050	15,163,050	-	-	-	-	15,163,050	15,163,050
Los Angeles Unified School District, 1.05%, 7/1/23, BPA Lehman Bros, FSA Insured	14,975,000	14,975,000	-	-	-	-	14,975,000	14,975,000
Metropolitan Water District of Southern California Revenue VRDN, 1.00%, 7/1/36, BPA: Lloyds TSB Bank, plc	4,200,000	4,200,000	-	-	-	-	4,200,000	4,200,000
Modesto Irrigation District Financing Authority Revenue VRDN, 1.04%, 10/1/15, BPA: Societe Generale	2,000,000	2,000,000	-	-	-	-	2,000,000	2,000,000
Newman Capital Trust Certificates VRDN, 1.18%, 4/1/32, LOC: FHLMC	12,295,878	12,295,878	10,603,328	10,603,328	-	-	22,899,206	22,899,206
Ontario City Revenue VRDN, 1.00%, 10/1/26, C/LOC: Cal Sters, LOC: Union Bank, California	2,670,000	2,670,000	3,500,000	3,500,000	-	-	6,170,000	6,170,000
Orange County Apartment Development Adjustable COPs, 0.97%, 3/1/16, LOC: UBS, AG	2,000,000	2,000,000	-	-	-	-	2,000,000	2,000,000
Orange County Apartment Development Revenue VRDN:
0.87%, 12/1/06, LOC: FHLMC	2,500,000	2,500,000	3,600,000	3,600,000	-	-	6,100,000	6,100,000
1.00%, 11/1/09, LOC: Northern Trust Co.	7,400,000	7,400,000	-	-	-	-	7,400,000	7,400,000
Pitney Bowes Credit Corp. LeaseTOPS Trust Certificates VRDN, 1.90%, 3/9/05, BPA: Pitney Bowes Credit, AMBAC Insured	2,252,480	2,252,480	-	-	-	-	2,252,480	2,252,480
Pollution Control Financing Authority Revenue VRDN:
1.15%, 9/1/10, LOC: Comerica Bank	2,855,000	2,855,000	-	-	-	-	2,855,000	2,855,000
1.15%, 6/1/11, LOC: Comerica Bank	2,200,000	2,200,000	-	-	-	-	2,200,000	2,200,000
1.10%, 10/1/16, LOC: Key Bank	6,815,000	6,815,000	-	-	-	-	6,815,000	6,815,000
1.15%, 3/1/16, LOC: Comerica Bank	2,715,000	2,715,000	-	-	-	-	2,715,000	2,715,000
1.10%, 11/1/27, LOC: Bank of the West	1,400,000	1,400,000	-	-	-	-	1,400,000	1,400,000
Rural Home Mortgage Finance Authority, 1.20%, 12/1/06, BPA: Bayer Hypo Vereins Bank & Merrill Lynch	4,370,000	4,370,000	-	-	-	-	4,370,000	4,370,000
Sacramento County Tax & Revenue Anticipations Notes, 3.00%, 8/1/03	4,004,826	4,004,826	-	-	-	-	4,004,826	4,004,826
San Bernardino County Medical Center Financing Project Adjustable COPs, 1.05%, 8/1/26, BPA: Landesbank Hessen-Thuringen Girozentrale, MBIA Insured	6,500,000	6,500,000	1,000,000	1,000,000	-	-	7,500,000	7,500,000
San Bernardino County Housing Authority MFH Revenue VRDN:
0.90%, 6/1/05, LOC: FNMA	2,000,000	2,000,000	-	-	-	-	2,000,000	2,000,000
1.05%, 5/1/17, LOC: California Federal Savings Bank, C/LOC: FHLB	2,700,000	2,700,000	1,825,000	1,825,000	-	-	4,525,000	4,525,000
1.04%, 2/1/23, LOC: California Federal Savings Bank, C/LOC: FHLB	5,660,000	5,660,000	-	-	-	-	5,660,000	5,660,000
San Diego City Public Facilities Financing Authority Revenue VRDN, 1.01%, 5/15/20, BPA: Societe Generale	3,300,000	3,300,000	655,000	655,000	-	-	3,955,000	3,955,000
San Diego County & School District Notes, 1.75%, 6/30/04	6,050,400	6,050,400	-	-	-	-	6,050,400	6,050,400
San Francisco City & County Unified School District Tax & Revenue Anticipation Notes, 1.75%, 12/17/03	4,011,347	4,011,347	-	-	-	-	4,011,347	4,011,347
San Francisco City and County Redevelopment Agency MFH Revenue VRDN, 1.05%, 10/1/10, LOC: Credit Suisse First Boston Corp.	9,830,000	9,830,000	4,900,000	4,900,000	-	-	14,730,000	14,730,000
San Jose MFH Revenue VRDN, 1.00%, 4/15/36, LOC: Bank of America	3,500,000	3,500,000	2,500,000	2,500,000	-	-	6,000,000	6,000,000
San Jose Unified School District Santa Clara County Tax & Revenue Anticipation Notes, 2.50%, 10/29/03	3,509,502	3,509,502	-	-	-	-	3,509,502	3,509,502
School Cash Reserve Program Authority Revenue Notes:
3.00%, 7/3/03, FSA Insured	15,001,075	15,001,075	7,500,000	7,500,538	-	-	22,501,075	22,501,613
2.00%, 7/6/04, AMBAC Insured	15,165,150	15,165,150	10,000,000	10,110,100	-	-	25,165,150	25,275,250
State Department of Water Resources and Power Supply Revenue VRDN,
0.85%, 5/1/22, LOC: State Street Bank & Trust	2,700,000	2,700,000	-	-	-	-	2,700,000	2,700,000
0.95%, 5/1/22, LOC: Bayerishe Landsbank Girozentrale	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000
1.00%, 5/1/22, BPA: Dexia Public Finance Bank, FSA Insured	-	-	3,000,000	3,000,000	-	-	3,000,000	3,000,000
State Housing & Finance Authority Revenue VRDN, 0.95%, 2/1/32, BPA: Lloyds TSB Bank plc, FSA Insured	-	-	1,000,000	1,000,000	-	-	1,000,000	1,000,000
State Economic Development Financing Authority IDA Revenue VRDN:
1.10%, 3/1/23, LOC: American National Bank & Trust	3,300,000	3,300,000	-	-	-	-	3,300,000	3,300,000
1.15%, 10/1/23, LOC: Comerica Bank	1,770,000	1,770,000	150,000	150,000	-	-	1,920,000	1,920,000
State GO Bonds, 5.50%, 3/1/15 (Prerefunded 3/1/04 @ 102)	9,485,000	9,958,819	-	-	-	-	9,485,000	9,958,819
State MFH Revenue VRDN, .99%, 2/1/26, BPA: Landesbank Hessen Thuerinzen	1,400,000	1,400,000	-	-	-	-	1,400,000	1,400,000
Statewide Communities Development Authority Special Tax Revenue VRDN:
1.40%, 4/15/36, FGIC: Bayer Landesbk GZ	3,800,000	3,800,000	11,200,000	11,200,000	-	-	15,000,000	15,000,000
1.35%, 6/1/19, LOC: CalSTERS	2,155,000	2,155,000	-	-	-	-	2,155,000	2,155,000
1.35%, 5/1/22, LOC: Bank of the West, C/LOC: CalSTERS	2,110,000	2,110,000	-	-	-	-	2,110,000	2,110,000
Statewide Communities Development Authority MFH Revenue VRDN, 1.10%, 6/15/33, LOC: Bank of the West	4,400,000	4,400,000	2,500,000	2,500,000	-	-	6,900,000	6,900,000
Upland Community Redevelopment Agency Revenue VRDN, 0.95%, 2/15/30, LOC: FNMA	1,800,000	1,800,000	200,000	200,000	-	-	2,000,000	2,000,000
Vallejo Housing Authority MFH Revenue VRDN:
0.98%, 1/1/08, LOC: Dresdner Bank AG	2,100,000	2,100,000	-	-	-	-	2,100,000	2,100,000
1.04%, 6/1/07, LOC: Dresdner Bank AG	645,000	645,000	-	-	-	-	645,000	645,000
Victorville MFH Revenue VRDN, 1.05%, 12/1/15, C/LOC: California Federal Savings Bank	6,310,000	6,310,000	-	-	-	-	6,310,000	6,310,000
Watereuse Finance Authority Revenue VRDN, 1.00%, 5/1/28, BPA: Credit Suisse First Boston, FSA Insured	1,005,000	1,005,000	-	-	-	-	1,005,000	1,005,000

Colorado - 3.6%
Park Creek Tax Increment Revenue VRDN, 1.35%, 12/1/24, SWAP: Lehman Brothers	-	-	20,600,000	20,600,000	-	-	20,600,000	20,600,000
Pitkin County Industrial Development Revenue VRDN, 1.00%, 4/1/16, LOC: Bank One, NA	-	-	400,000	400,000	-	-	400,000	400,000
State Housing & Finance Authority Revenue VRDN,
1.40%, 12/1/09, LOC: Key Bank	-	-	4,400,000	4,400,000	-	-	4,400,000	4,400,000
0.95%, 10/15/16, CA: FNMA	-	-	23,760,000	23,760,000	-	-	23,760,000	23,760,000
1.05%, 10/1/30, BPA: FHLB	-	-	4,980,000	4,980,000	-	-	4,980,000	4,980,000

Delaware - 1.9%
State IDA Revenue VRDN, 1.20%, 8/1/29, GA: Motiva Enterprise, LLC	-	-	25,500,000	25,500,000	-	-	25,500,000	25,500,000
Wilmington School Project Revenue VRDN, 1.05%, 7/1/31, LOC: Allied Irish Bank	-	-	2,300,000	2,300,000	-	-	2,300,000	2,300,000

Florida - 0.8%
Capital Projects Financial Authority Revenue VRDN, 1.00%, 8/1/17, BPA: SunTrust Bank, FSA Insured	-	-	1,675,000	1,675,000	-	-	1,675,000	1,675,000
Gulf Breeze Public Improvement Revenue VRDN, 1.00%, 3/31/21, LOC: Bank of America	-	-	1,115,000	1,115,000	-	-	1,115,000	1,115,000
Hospice of Palm Beach County Revenue VRDN, 1.00%, 10/1/31, LOC: Northern Trust Co.	-	-	4,800,000	4,800,000	-	-	4,800,000	4,800,000
State Board of Education Capital Outlay Bonds, 5.30%, 6/1/06	-	-	3,890,000	4,077,681	-	-	3,890,000	4,077,681
State University Athletic Association Capital Improvement Revenue VRDN, 1.15%, 2/1/20, LOC: SunTrust Bank	-	-	400,000	400,000	-	-	400,000	400,000

Georgia - 5.6%
Albany-Dougherty County Hospital Authority Revenue VRDN, 0.95%, 9/1/32, BPA: Regions Bank, AMBAC Insured	-	-	17,500,000	17,500,000	-	-	17,500,000	17,500,000
Athens MFH Revenue VRDN, 1.425%, 8/1/05, LOC: US Bank, NA	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000
Atlanta Airport Revenue VRDN, 1.06%, 1/1/30, BPA: Societe Generale	-	-	8,765,000	8,765,000	-	-	8,765,000	8,765,000
Atlanta Water & Sewage Systems Revenue Bonds, 4.75%, 1/1/23 (Prerefunded 1/1/04@102)	-	-	4,475,000	4,686,885	-	-	4,475,000	4,686,885
Cobb County Tax Anticipation Notes, 1.50%, 12/31/03	-	-	8,000,000	8,020,509	-	-	8,000,000	8,020,509
Columbus Downtown Development Authority Revenue VRDN, 1.15%, 8/1/15, LOC: Columbus Bank & Trust	-	-	7,260,000	7,260,000	-	-	7,260,000	7,260,000
Franklin County Industrial Building Authority Revenue VRDN, 1.25%, 1/1/07, LOC: Comerica Bank	-	-	1,155,000	1,155,000	-	-	1,155,000	1,155,000
Fulton County IDA Revenue VRDN, 1.15%, 12/1/10, LOC: Branch Bank & Trust	-	-	2,600,000	2,600,000	-	-	2,600,000	2,600,000
Gordon County Development Authority Revenue VRDN, 1.30%, 7/1/22, LOC: Regions Bank	-	-	1,600,000	1,600,000	-	-	1,600,000	1,600,000
Municipal Gas Authority Revenue VRDN, 1.05%, 11/1/07 LOC: Bank of America, Bayerishe Landesband Girozentrale, J. P. Morgan Chase Bank & Wachvia Bank, NA	-	-	11,250,000	11,250,000	-	-	11,250,000	11,250,000
Savannah Economic Development Authority Student Housing Revenue VRDN, 1.05%, 9/1/26, LOC: Wachovia Bank, NA	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000
State GO Revenue VRDN, 1.10%, 8/1/03, BPA: Lehman Brothers	-	-	13,250,000	13,250,000	-	-	13,250,000	13,250,000
Warner Robins Downtown Development Authority Revenue VRDN, 1.25%, 9/1/34, LOC: Columbus Bank & Trust	-	-	1,300,000	1,300,000	-	-	1,300,000	1,300,000

Hawaii - 0.7%
State GO Bonds, 5.25%, 4/1/04, MBIA Insured	-	-	9,670,000	9,968,794	-	-	9,670,000	9,968,794

Idaho - 0.3%
State Single Family Housing Revenue VRDN, 1.10%, 7/1/32, BPA: Bayerishe Landesbank Girozentrale	-	-	4,800,000	4,800,000	-	-	4,800,000	4,800,000

Illinois - 5.0%
Chicago Development Authority Revenue VRDN, 0.98%, 1/1/37, BPA: Landesbank Baden-Wurttenberg, FGIC Insured	-	-	8,360,000	8,360,000	-	-	8,360,000	8,360,000
Educational Facilities Authority revenue VRDN, 1.00%, 12/1/35, LOC: Harris Trust	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000
Housing Development Authority Revenue VRDN, 1.05%, 8/1/05, LOC: Bear Stearns Capital Markets	-	-	3,990,000	3,990,000	-	-	3,990,000	3,990,000
Metropolitan Pier and Exposition Authority Revenue VRDN, 1.20%, 12/15/23, BPA: Merrill Lynch	-	-	12,000,000	12,000,000	-	-	12,000,000	12,000,000
Mclean & Woodford Counties Schools GO Revenue VRDN, 1.03%, 12/1/18, BPA: Svenska Handelsbanke	-	-	26,805,000	26,805,000	-	-	26,805,000	26,805,000
State Development Finance Authority Revenue VRDN,
1.05%, 6/1/19, LOC: Northern Trust Co.	-	-	5,565,000	5,565,000	-	-	5,565,000	5,565,000
1.10%, 4/1/24, LOC: Northern Trust Co.	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
1.10%, 4/1/35, LOC: Northern Trust Co.	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
Streamwood IDA Revenue VRDN, 1.80%, 10/1/09, LOC: FHLB	-	-	3,770,000	3,770,000	-	-	3,770,000	3,770,000

Indiana - 3.2%
City of Rockport AK Steel Corp. Project Revenue VRDN, 1.10%, 6/1/29, LOC: PNC Bank, NA	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
Jasper County Industrial Economic Development Revenue VRDN, 1.20%, 2/1/22, C/LOC: Key Bank	-	-	5,275,000	5,275,000	-	-	5,275,000	5,275,000
South Bend MFH Revenue VRDN, 1.30%, 10/1/09, LOC: FHLB	-	-	4,095,000	4,095,000	-	-	4,095,000	4,095,000
State Bond Bank Advance Funding Program Notes, 2.00%, 1/27/04, AMBAC Insured	-	-	10,000,000	10,051,166	-	-	10,000,000	10,051,166
State Development Finance Authority Revenue VRDN,
1.15%, 4/1/22, LOC: Bank One, NA	-	-	1,015,000	1,015,000	-	-	1,015,000	1,015,000
1.05%, 8/1/31, LOC: Bank One, NA	-	-	7,400,000	7,400,000	-	-	7,400,000	7,400,000
Terre Haute International Airport Authority Revenue VRDN, 1.38%, 2/1/21, C/LOC: Northern Trust Co, LOC: Old National Bank	-	-	2,200,000	2,200,000	-	-	2,200,000	2,200,000
Valparaiso Economic Development Authority Revenue VRDN, 1.25%, 5/1/31, LOC: Marshall & Ilsley Bank	-	-	7,000,000	7,000,000	-	-	7,000,000	7,000,000
Vigo Economic Development Authority Revenue VRDN, 1.30%, 5/1/16, C/LOC: Wells Fargo Bank, NA, LOC: Old National Bank	-	-	5,100,000	5,100,000	-	-	5,100,000	5,100,000

Iowa - 1.0%
IDA Revenue VRDN, 1.18%, 11/1/17, LOC: Societe Generale	-	-	1,970,000	1,970,000	-	-	1,970,000	1,970,000
Le Mars IDA Revenue VRDN, 1.20%, 3/1/16, C/LOC: SunTrust Bank	-	-	1,850,000	1,850,000	-	-	1,850,000	1,850,000
State Finance Authority Solid Waste Disposal Revenue VRDN, 1.20%, 7/1/18, C/LOC: Wells Fargo Bank, NA	-	-	3,650,000	3,650,000	-	-	3,650,000	3,650,000
State School Cash Anticipation Program Warrant Certificate, 2.25%, 1/30/04, FSA Insured	-	-	8,000,000	8,054,014	-	-	8,000,000	8,054,014

Kansas - 0.5%
Mission MFH Revenue VRDN, 0.90%, 9/15/26, CA: FNMA	-	-	7,700,000	7,700,000	-	-	7,700,000	7,700,000

Kentucky - 2.9%
City of Mayfield Lease Revenue VRDN, 1.15%, 7/1/26, LOC: PNC Bank, NA	-	-	6,555,000	6,555,000	-	-	6,555,000	6,555,000
Hancock County IDA Revenue VRDN, 1.15%, 6/1/12, LOC: JP Morgan Chase Bank	-	-	3,005,000	3,005,000	-	-	3,005,000	3,005,000
Hopkinsville IDA Revenue VRDN, 1.35%, 5/1/26, LOC: Branch Bank & Trust	-	-	2,400,000	2,400,000	-	-	2,400,000	2,400,000
Lexington-Fayette Urban County Educational Facilities Revenue VRDN, 1.05%, 8/1/21, LOC: Fifth Third Bank	-	-	7,000,000	7,000,000	-	-	7,000,000	7,000,000
State Association of Counties Advance Revenue Program Tax & Revenue Anticipation COPs, 2.00%, 6/30/04	-	-	20,000,000	20,217,400	-	-	20,000,000	20,217,400
State IDA Revenue VRDN, 1.13%, 2/1/08, LOC: National City Bank	-	-	1,000,000	1,000,000	-	-	1,000,000	1,000,000
Winchester Industrial Building Revenue VRDN, 1.25%, 10/1/18, LOC: Wachovia Bank, NA	-	-	2,400,000	2,400,000	-	-	2,400,000	2,400,000

Louisiana - 0.4%
New Orleans Aviation Board Revenue VRDN, 1.05%, 8/5/15, BPA: Dexia Public Finance Bank, MBIA Insured	-	-	3,020,000	3,020,000	-	-	3,020,000	3,020,000
Public Facilities Authority Revenue VRDN:
1.05%, 12/1/14, LOC: Regions Bank	-	-	2,285,000	2,285,000	-	-	2,285,000	2,285,000
1.03%, 9/1/28, C/LOC: Bank of New York, LOC: Hibernia	-	-	1,150,000	1,150,000	-	-	1,150,000	1,150,000

Maine - 0.7%
State GO Tax Anticipation Notes, 1.75%, 6/30/04	-	-	11,000,000	11,103,290	-	-	11,000,000	11,103,290

Massachusetts - 1.2%
Boston GO Revenue Bonds, 3.00%, 2/1/04, MBIA Insured	-	-	6,865,000	6,943,965	-	-	6,865,000	6,943,965
Hudson IDA Revenue VRDN, 1.75%, 10/1/13, LOC: State Street Bank & Trust	-	-	770,000	770,000	-	-	770,000	770,000
Massachusetts Bay Transportation Authority Revenue VRDN, 1.00%, 7/1/30, BPA: Societe Generale	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000
State GO Revenue Bonds: VRDN, 1.10%, 1/1/21, BPA: State Street Bank & Trust	-	-	7,900,000	7,900,000	-	-	7,900,000	7,900,000

Michigan - 0.9%
Kent Hospital Finance Authority LO Revenue VRDN, 1.00%, 11/1/10, LOC: Fifth Third Bank	-	-	3,600,000	3,600,000	-	-	3,600,000	3,600,000
Macomb County Hospital Finance Authority Revenue VRDN, 1.00%, 10/1/20, LOC: Comerica Bank	-	-	1,200,000	1,200,000	-	-	1,200,000	1,200,000
State Hospital Finance Authorities Revenue VRDN,
State Hospital Finance Authorities Revenue VRDN, 1.09%, 12/1/23, LOC: National City Bank	-	-	7,730,000	7,730,000	-	-	7,730,000	7,730,000
State University Revenue VRDN, 1.00%, 8/15/30, BPA: Dexia Public Finance Bank	-	-	1,070,000	1,070,000	-	-	1,070,000	1,070,000

Minnesota - 0.1%
State Higher Educational Facilities Authority Revenue VRDN, 1.00%, 10/1/30, LOC: Harris Trust	-	-	2,050,000	2,050,000	-	-	2,050,000	2,050,000

Mississippi - 0.9%
State Development Bank Special GO VRDN:
1.54%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured	-	-	6,575,000	6,575,000	-	-	6,575,000	6,575,000
1.54%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured	-	-	6,795,000	6,795,000	-	-	6,795,000	6,795,000

Missouri - 0.6%
Carthage IDA Revenue VRDN,
1.15%, 4/1/07, LOC: Wachovia Bank, NA	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000
1.25%, 9/1/30, LOC: Wachovia Bank, NA	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000
Independence IDA Revenue VRDN, 1.00%, 11/1/27, LOC: Dexia Public Finance Bank	-	-	1,000,000	1,000,000	-	-	1,000,000	1,000,000
State Development Finance Board Revenue VRDN, 1.20, 9/1/08, LOC: BNP Paribas	-	-	3,900,000	3,900,000	-	-	3,900,000	3,900,000

Nebraska - 0.4%
Lancaster County IDA Revenue VRDN, 1.16%, 8/15/09, LOC: Wells Fargo Bank, NA	-	-	1,000,000	1,000,000	-	-	1,000,000	1,000,000
State Single Family Housing Revenue VRDN, 1.10%, 9/1/22, BPA: FHLB	-	-	4,350,000	4,350,000	-	-	4,350,000	4,350,000

Nevada - 0.2%
Clark County Transportation Revenue Bonds, 6.00%, 6/1/13	-	-	2,000,000	2,111,073	-	-	2,000,000	2,111,073
Henderson Public Improvement Trust Revenue VRDN, 1.06%, 4/1/07, LOC: Bank of America	-	-	1,500,000	1,500,000	-	-	1,500,000	1,500,000

New Jersey - 0.5%
State Housing and Mortgage Finance Agency Revenue Bonds, 1.05%, 4/1/04, MBIA Insured	-	-	7,500,000	7,500,000	-	-	7,500,000	7,500,000

New Mexico - 0.3%
State GO Bonds, 5.00%, 9/1/03	-	-	4,365,000	4,394,211	-	-	4,365,000	4,394,211

New York - 4.0%
New York City GO VRDN,
0.95%, 2/1/20, BPA: FGIC SPI, FGIC Insured	-	-	6,100,000	6,100,000	-	-	6,100,000	6,100,000
0.90%, 8/1/21, LOC: Landesbank Baden-Wurttengerg	-	-	1,850,000	1,850,000	-	-	1,850,000	1,850,000
New York City Municipal Water & Sewage Systems Finance Authority Revenue VRDN,
0.90%, 6/15/18, BPA: State Street Bank & Trust	-	-	1,800,000	1,800,000	-	-	1,800,000	1,800,000
0.90%, 6/15/33, LOC: Dexia Public Finance Bank	-	-	250,000	250,000	-	-	250,000	250,000
New York City Transitional Finance Authority Bonds Anticipation Notes, 2.00%, 2/1/04	-	-	10,215,000	10,273,460	-	-	10,215,000	10,273,460
State Dormitory Authority Revenue Bonds, 2.00%, 12/15/03	-	-	11,900,000	11,953,770	-	-	11,900,000	11,953,770
State Thruway Authority and Bridge Trust Fund Revenue Bonds, 6.40%, 4/1/04, FGIC Insured	-	-	4,000,000	4,157,558	-	-	4,000,000	4,157,558
Suffolk County Tax Anticipation Notes, 1.50%, 8/14/03	-	-	12,000,000	12,006,494	-	-	12,000,000	12,006,494
The Port Authority of New York and New Jersey Consolidated Notes, 2.00%, 10/15/03	-	-	12,000,000	12,033,365	-	-	12,000,000	12,033,365

North Carolina - 1.7%
State Capital & Educational Facilities Revenue VRDN, 0.95%, 12/1/31, LOC: Branch Bank & Trust	-	-	9,070,000	9,070,000	-	-	9,070,000	9,070,000
State GO Bonds,
2.00%, 3/1/04	-	-	5,000,000	5,032,397	-	-	5,000,000	5,032,397
2.00%, 4/1/04	-	-	4,460,000	4,491,896	-	-	4,460,000	4,491,896
Wake County GO VRDN, 1.75%, 4/1/17, BPA: Lloyds TSB Bank plc, FSA Insured	-	-	7,000,000	7,034,371	-	-	7,000,000	7,034,371

North Dakota - 0.4%
Traill County Solid Waste Disposal Revenue VRDN, 1.25%, 3/1/13, LOC: Wells Fargo Bank, NA	-	-	5,750,000	5,750,000	-	-	5,750,000	5,750,000

Ohio - 1.9%
Butler County Healthcare Facilities Revenue VRDN,1.00%, 9/1/22, LOC: Fifth Third Bank	-	-	4,940,000	4,940,000	-	-	4,940,000	4,940,000
Franklin County Hospital Revenue VRDN, 1.05%, 6/1/17	-	-	10,000,000	10,000,000	-	-	10,000,000	10,000,000
State Environmental Improvement Revenue VRDN, 1.09%, 12/1/26, LOC: JP Morgan Chase Bank	-	-	2,970,000	2,970,000	-	-	2,970,000	2,970,000
State GO Bonds, 3.00%, 3/15/04	-	-	8,710,000	8,827,558	-	-	8,710,000	8,827,558
State Higher Educational Facilities Authority Revenue VRDN, 1.10%, 9/1/26, LOC: Fifth Third Bank	-	-	1,300,000	1,300,000	-	-	1,300,000	1,300,000

Oklahoma - 1.0%
Pittsburg County IDA Revenue VRDN, 1.20%, 10/1/21, LOC: PNC Bank, NA	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
State Transportation Authority Turnpike Systems Revenue Bonds, 4.75%, 1/1/04, AMBAC Insured	-	-	4,130,000	4,206,978	-	-	4,130,000	4,206,978
Tulsa IDA Revenue VRDN, 1.65%, 11/1/14, LOC: St John's Medical Center	-	-	6,290,000	6,290,000	-	-	6,290,000	6,290,000

Pennsylvania - 2.8%
Allegheny County Hospital Development Authority Revenue Bonds, 5.00%, 12/15/03, AMBAC Insured	-	-	4,630,000	4,710,683	-	-	4,630,000	4,710,683
Delaware County Authority Revenue VRDN, 1.05%, 7 /1/14, LOC: PNC Bank, NA	-	-	8,000,000	8,000,000	-	-	8,000,000	8,000,000
Philadelphia MFH Redevelopment Authority Revenue VRDN, 1.10%, 12/1/09, LOC: HSBC Bank	-	-	2,450,000	2,450,000	-	-	2,450,000	2,450,000
Somerset County Hospital Authority Revenue VRDN,
1.25%, 3/1/22, LOC: PNC Bank, NA	-	-	2,380,000	2,380,000	-	-	2,380,000	2,380,000
1.30%, 3/1/32, BPA: PNC Bank, NA	-	-	4,295,000	4,295,000	-	-	4,295,000	4,295,000
State GO Bonds, 5.00%, 1/15/04	-	-	10,000,000	10,211,353	-	-	10,000,000	10,211,353
State Higher Education Facilities Authority Revenue Bonds, 2.00%, 6/15/04, AMBAC Insured	-	-	4,840,000	4,886,264	-	-	4,840,000	4,886,264
Union County Hospital Authority Revenue VRDN, 1.30%, 2/1/04, BPA: Fleet National Bank, Radian Asset Assurance, Inc. Insured	-	-	4,075,000	4,075,000	-	-	4,075,000	4,075,000
West Cornwall Township Municipal Authority Revenue VRDN, 1.05%, 3/1/16, LOC: Wachovia Bank, NA	-	-	1,410,000	1,410,000	-	-	1,410,000	1,410,000

Puerto Rico - 3.3%
Commonwealth Electric Power Authority GO VRDN, 0.95%, 7/1/22, BPA: Societe Generale	7,850,000	7,850,000	500,000	500,000	-	-	8,350,000	8,350,000
Commonwealth Tax and Revenue Anticipation Notes, 2.50%, 7/30/03	15,012,050	15,012,050	8,000,000	8,006,426	-	-	23,012,050	23,018,476
Commonwealth Highway and Transportation Revenue VRDN, 1.65%, 7/17/03, BPA: Merrill Lynch	4,000,000	4,000,000	-	-	-	-	4,000,000	4,000,000
Commonwealth Infrastruture Finance Authority GO VRDN, 1.05%, 7/1/27, BPA: Bank of New York	8,900,000	8,900,000	1,600,000	1,600,000	-	-	10,500,000	10,500,000
Commonwealth TICs / TOCs Public Improvement VRDN, 0.95%, 7/1/19, BPA: Bank of New York	2,500,000	2,500,000	1,500,000	1,500,000	-	-	4,000,000	4,000,000

Tennessee - 4.8%
Coffee County IDA Revenue VRDN: 1.18%, 5/1/12, LOC: Bank of America	-	-	3,100,000	3,100,000	-	-	3,100,000	3,100,000
Knox County Health Educational & MFH Board Revenue VRDN, 1.15%, 12/1/29, LOC: First Tennessee Bank	-	-	4,500,000	4,500,000	-	-	4,500,000	4,500,000
Loudon Industrial Development Board Revenue VRDN, 1.30%, 4/1/13, LOC: Bank One, NA	-	-	3,400,000	3,400,000	-	-	3,400,000	3,400,000
Memphis-Shelby County IDA Revenue VRDN, 1.06%, 3/1/24, LOC: National Bank of Commerce, TN	-	-	11,530,000	11,530,000	-	-	11,530,000	11,530,000
Nashville & Davidson County Health & Educational Facilities Board Revenue VRDN, 1.25%, 12/1/32, LOC: Regions Bank	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
Sevier County Public Building Authority Revenue VRDN:
1.01%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured	-	-	665,000	665,000	-	-	665,000	665,000
1.01%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured	-	-	3,080,000	3,080,000	-	-	3,080,000	3,080,000
1.01%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	2,825,000	2,825,000	-	-	2,825,000	2,825,000
1.01%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured	-	-	3,200,000	3,200,000	-	-	3,200,000	3,200,000
1.01%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	12,815,000	12,815,000	-	-	12,815,000	12,815,000
1.01%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	3,100,000	3,100,000	-	-	3,100,000	3,100,000
1.01%, 6/1/20, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	2,805,000	2,805,000	-	-	2,805,000	2,805,000
1.01%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
1.01%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured	-	-	2,195,000	2,195,000	-	-	2,195,000	2,195,000
Shelby County Health Educational & Housing Facilities Board Revenue VRDN,
1.03%, 5/1/16, LOC: Allied Irish Bank	-	-	2,800,000	2,800,000	-	-	2,800,000	2,800,000
1.03%, 6/1/26, LOC: Allied Irish Bank	-	-	4,900,000	4,900,000	-	-	4,900,000	4,900,000

Texas - 2.4%
Brazos River Revenue VRDN, 1.15%, 5/1/36	-	-	7,000,000	7,000,000	-	-	7,000,000	7,000,000
Dallas GO Bonds, 2.00%, 2/15/04	-	-	3,600,000	3,623,148	-	-	3,600,000	3,623,148
Harris County Tax Anticipation Notes, 1.75%, 2/27/04	-	-	10,000,000	10,051,078	-	-	10,000,000	10,051,078
State Tax & Revenue Anticipation Notes, 2.75%, 8/29/03	-	-	15,000,000	15,027,806	-	-	15,000,000	15,027,806

Utah - 1.7%
Municipal Securities Trust Certificates Revenue VRDN, 1.15%, 5/6/13, LOC: Bear Stearns Capital Markets	-	-	23,320,000	23,320,000	-	-	23,320,000	23,320,000
Tooele City IDA Revenue VRDN, 1.10%, 10/1/22, LOC: US Bank, NA	-	-	2,100,000	2,100,000	-	-	2,100,000	2,100,000

Vermont - 0.9%
State Educational & Health Buildings Finance Agency Revenue VRDN,
1.30%, 11/1/21, LOC: Huntington National Bank	-	-	3,015,000	3,015,000	-	-	3,015,000	3,015,000
1.05%, 4/1/32, BPA: Fleet National Bank	-	-	10,700,000	10,700,000	-	-	10,700,000	10,700,000

Virginia - 0.6%
Portsmouth IDA Revenue VRDN, 1.02%, 11/1/27, LOC: Bank of America	-	-	200,000	200,000	-	-	200,000	200,000
Suffolk IDA Revenue VRDN, 1.10%, 10/1/31, LOC: Branch Bank & Trust	-	-	8,500,000	8,500,000	-	-	8,500,000	8,500,000
West Virginia - 1.7%
Harrison County IDA Revenue VRDN, 1.05%, 6/1/14, LOC: Wachovia Bank, NA	-	-	4,140,000	4,140,000	-	-	4,140,000	4,140,000
Putnam County Solid Waste Disposal Revenue VRDN, 1.02%, 4/1/30	-	-	15,500,000	15,500,000	-	-	15,500,000	15,500,000
Weirton Municipal Hospital Building Revenue VRDN, 1.43%, 12/1/31, (Mandatory put 12/1/03 @ 100), LOC: PNC Bank, NA	-	-	5,000,000	4,998,894	-	-	5,000,000	4,998,894

Wisconsin - 1.4%
Grafton IDA Revenue VRDN, 1.30%, 12/1/17, LOC: US Bank, NA	-	-	2,450,000	2,450,000	-	-	2,450,000	2,450,000
State GO Bonds:
3.00%, 5/1/04, MBIA Insured	-	-	5,000,000	5,077,482	-	-	5,000,000	5,077,482
5.50%, 5/1/10	-	-	5,510,000	5,712,181	-	-	5,510,000	5,712,181
State Health & Educational Facilities Authority Revenue VRDN, 1.00%, 11/01/23, LOC: US Bank, NA	-	-	7,800,000	7,800,000	-	-	7,800,000	7,800,000

Wyoming - 2.0%
State Education Funding Tax & Revenue Anticipation Notes, 1.75%, 6/29/04	-	-	30,000,000	30,284,100	-	-	30,000,000	30,284,100

Other - 5.2%
ABN Amro Chicago Corp. Lease TOPS Trust Certificates VRDN:
1.28%, 7/7/04, BPA: LaSalle Bank	-	-	1,173,909	1,173,909	-	-	1,173,909	1,173,909
0.98%, 7/4/07, BPA: ABN Amro Bank	-	-	1,900,000	1,900,000	-	-	1,900,000	1,900,000
1.13%, 3/1/10, BPA: ABN Amro Bank	-	-	13,085,000	13,085,000	-	-	13,085,000	13,085,000
0.98%, 8/1/24, BPA: ABN Amro Bank	-	-	3,000,000	3,000,000	-	-	3,000,000	3,000,000
Koch Floating Rate Trust Revenue VRDN, 1.23%, 5/3/04, BPA: State Street Bank & Trust	-	-	14,495,222	14,495,222	-	-	14,495,222	14,495,222
Pitney Bowes Corp. Lease TOPS Trust Certificates VRDN, (Mandatory Put 10/8/03 @ 100), 1.90%, 3/9/05, BPA: Pitney Bowes Credit, AMBAC Insured	-	-	5,257,825	5,257,825	-	-	5,257,825	5,257,825
Roaring Fork Single Family Mortgage Program VRDN,
1.25% 5/29/03, BPA: Bank of New York	-	-	11,000,000	11,000,000	-	-	11,000,000	11,000,000
1.23% 10/1/32, BPA: Bank of New York	-	-	8,255,000	8,255,000	-	-	8,255,000	8,255,000
SunAmerica Trust Revenue VRDN, 1.24%, 7/1/41, LOC: FHLMC	-	-	20,000,000	20,000,000	-	-	20,000,000	20,000,000
Total Municipal Obligations (Cost $1,547,953,607)	394,456,435	1,153,497,172	1,547,953,607

Repurchase Agreement - 1.8%
State Street Bank, 0.95%, 7/1/03
(Repurchase proceeds $27,500,725)
(Collateral: $28,336,271, US Treasury Bonds, 8.125%, 8/15/19)	8,500,000	8,500,000	19,000,000	19,000,000	-	-	27,500,000	27,500,000

Total Repurchases Agreements (Cost $27,500,000)	8,500,000	19,000,000	-	27,500,000

TOTAL INVESTMENTS (Cost $1,575,453,607) - 105.4%	402,956,435	1,172,497,172	-	1,575,453,607
Other assets and liabilities, net - (5.4%)	(25,692,055)	(55,408,697)	-	(81,100,752)
NET ASSETS - 100.0%	$377,264,380	$1,117,088,475	-	$1,494,352,855

CALVERT TAX-FREE RESERVES - CALIFORNIA MONEY MARKET PORTFOLIO
CALVERT TAX-FREE RESERVES - MONEY MARKET PORTFOLIO
PROFORMA SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002

	CTFR CALIFORNIA MONEY MARKET PORTFOLIO		CTFR MONEY MARKET PORTFOLIO		PROFORMA ADJUSTMENTS		COMBINED CTFR MONEY MARKET PORTFOLIO
Municipal Obligations - 97.8%	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE	PRINCIPAL AMOUNT	VALUE

Alabama - 4.6%
Aurburn IDA Revenue VRDN, 1.70%, 5/1/20, LOC: AmSouth Bank	$0	$0	$4,375,000	$4,375,000	$0	$0	$4,375,000	$4,375,000
Birmingham Public Education Building Authority Revenue VRDN, 1.65%, 6/1/30, LOC: Wachovia Bank, NA	-	-	19,300,000	19,300,000	-	-	19,300,000	19,300,000
Calhoun County Economic Development Council Revenue VRDN:	-	-
1.90%, 3/1/13, LOC: Fleet National Bank	-	-	3,000,000	3,000,000	-	-	3,000,000	3,000,000
1.90%, 3/1/18, LOC: Fleet National Bank	-	-	600,000	600,000	-	-	600,000	600,000
Colbert County Industrial Development Board Revenue VRDN, 1.85%, 10/1/11, LOC: South Trust Bank	-	-	2,830,000	2,830,000	-	-	2,830,000	2,830,000
Huntsville IDA Revenue VRDN, 1.55%, 11/1/26, C/LOC: FHLB	-	-	4,640,000	4,640,000	-	-	4,640,000	4,640,000
MFH Revenue VRDN:	-	-
1.70%, 4/1/14, LOC: AmSouth Bank	-	-	2,665,000	2,665,000	-	-	2,665,000	2,665,000
1.70%, 9/1/20, LOC: South Trust Bank, AL	-	-	2,815,000	2,815,000	-	-	2,815,000	2,815,000
Mobile County IDA Revenue VRDN, 1.85%, 4/1/20, LOC: South Trust Bank, AL	-	-	3,160,000	3,160,000	-	-	3,160,000	3,160,000
Montgomery IDA Revenue VRDN,	-	-
1.85%, 9/15/04, LOC: South Trust Bank, AL	-	-	1,015,000	1,015,000	-	-	1,015,000	1,015,000
Northport MFH Revenue VRDN:	-	-
1.45%, 9/3/15, LOC: AmSouth Bank	-	-	1,845,000	1,845,000	-	-	1,845,000	1,845,000
1.35%, 7/1/18, LOC: AmSouth Bank	-	-	5,115,000	5,115,000	-	-	5,115,000	5,115,000
Port City Medical Clinic Revenue VRDN, 1.45%, 2/1/25, BPA: Bank of Nova Scotia & KBC Bank NV, AMBAC Insured	-	-	6,000,000	6,000,000	-	-	6,000,000	6,000,000
State IDA Revenue VRDN, 1.80%, 1/1/15, LOC: Fleet National Bank	-	-	605,000	605,000	-	-	605,000	605,000
Talladega IDA Revenue VRDN, 1.90%, 10/1/16, C/LOC: FHLB	-	-	1,785,000	1,785,000	-	-	1,785,000	1,785,000
Taylor-Ryan Improvement District Revenue VRDN, 1.70%, 5/1/31, LOC: Columbus Bank & Trust	-	-	10,000,000	10,000,000	-	-	10,000,000	10,000,000
Valley Special Care Facilities Revenue VRDN, 1.45%, 6/1/25, LOC: Columbus Bank & Trust	-	-	2,830,000	2,830,000	-	-	2,830,000	2,830,000
Wynlakes Government Utility Authority Revenue VRDN, 1.85%, 5/1/06, LOC: AmSouth Bank	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000

Arizona - 0.6%
Apache County IDA Revenue VRDN, 1.55%, 12/15/18, LOC: Bank of New York	-	-	4,600,000	4,600,000	-	-	4,600,000	4,600,000
Pinal County IDA & Pollution Control Revenue VRDN, 1.55%, 12/1/11, LOC: BNP Paribas	-	-	4,665,000	4,665,000	-	-	4,665,000	4,665,000

Arkansas - 0.9%	-	-
Arkadelphia IDA Revenue VRDN, 1.70%, 4/1/11, LOC: Den Danske Bank	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000
State MFH Revenue VRDN:	-	-	-	-	-	-
1.67%, 10/1/30, LOC: Regions Bank	-	-	5,200,000	5,200,000	-	-	5,200,000	5,200,000
1.72%, 11/1/31, LOC: First Tennessee Bank	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000

California - 27.3%
ABAG Finance Authority For Nonprofit Corp. Adjustable COPs,1.50%, 2/1/25, LOC: Wells Fargo Bank NA	2,425,000	2,425,000	1,610,000	1,610,000	-	-	4,035,000	4,035,000
ABAG Finance Authority For Nonprofit corp. Adjustable COPs, 1.55%, 10/1/27, LOC: BNP Paribas	-	-	3,535,000	3,535,000	-	-	3,535,000	3,535,000
ABAG Finance Authority For Nonprofit Corps. Revenue VRDN, 1.60%, 6/15/30, LOC: FNMA	2,545,000	2,545,000	-	-	-	-	2,545,000	2,545,000
ABN AMRO MuniTops Certificate Trust VRDN:	-	-
1.53%, 7/4/07, BPA: ABN AMRO Bank, N.V	1,600,000	1,600,000	-	-	-	-	1,600,000	1,600,000
1.53%, 8/1/24, BPA: ABN AMRO Bank, N.V	5,500,000	5,500,000	-	-	-	-	5,500,000	5,500,000
Alameda-Contra Costa Schools Financing Authority Adjustable COPs:	-	-
1.45%, 11/1/14, BPA: Dexia Credit Local, AMBAC Insured	1,740,000	1,740,000	-	-	-	-	1,740,000	1,740,000
1.45%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured	2,390,000	2,390,000	1,140,000	1,140,000	-	-	3,530,000	3,530,000
Alameda County IDA Revenue VRDN, 1.80%, 3/1/28, LOC: Bank of the West	-	-	3,400,000	3,400,000	-	-	3,400,000	3,400,000
Contra Costa County MFH Revenue VRDN:	-	-
1.45%, 11/15/22, LOC: FNMA	6,400,000	6,400,000	-	-	-	-	6,400,000	6,400,000
1.55%, 10/20/28, LOC: State Street Bank & Trust Co.	5,675,000	5,675,000	4,000,000	4,000,000	-	-	9,675,000	9,675,000
Fontana Unified School District Certificates VRDN, 1.40%, 4/1/35, BPA: Bank of Nova Scotia, FSA Insured	6,000,000	6,000,000	-	-	-	-	6,000,000	6,000,000
Fresno Revenue VRDN, 1.45%, 5/1/15, LOC: US Bank, N.A	9,500,000	9,500,000	-	-	-	-	9,500,000	9,500,000
Health Facilities Financing Authority Insured Revenue VRDN, 1.49%, 1/10/22, BPA: Bank One, N.A., MBIA Insured	6,500,000	6,500,000	-	-	-	-	6,500,000	6,500,000
Housing Finance Agency Home Ownership & Home Improvement Revenue VRDN:	-	-
1.10%, 8/1/10, TOA: Citibank	2,410,000	2,410,000	-	-	-	-	2,410,000	2,410,000
1.46%, 2/1/32, BPA: Lloyds TSB Bank plc, FSA Insured	5,700,000	5,700,000	-	-	-	-	5,700,000	5,700,000
1.46%, 2/1/33, BPA: Lloyds TSB Bank plc, FSA Insured	6,000,000	6,000,000	-	-	-	-	6,000,000	6,000,000
Inland Valley Development Agency Tax Allocation VRDN, 1.70%, 3/1/27, C/LOC: Cal Sters, LOC: Union Bank, California	3,700,000	3,700,000	17,785,000	17,785,000	-	-	21,485,000	21,485,000
Livermore MFH Revenue VRDN, 1.45%, 5/1/20, LOC: FNMA	6,950,000	6,950,000	-	-	-	-	6,950,000	6,950,000
Los Angeles Community Redevelopment Agency Adjustable COPs, 1.49%, 12/1/14, LOC: Wells Fargo Bank N.A	10,000,000	10,000,000	-	-	-	-	10,000,000	10,000,000
Los Angeles Community Redevelopment Agency Revenue VRDN:
1.50%, 12/1/05, LOC: Westdeutsche Landesbank	11,500,000	11,500,000	-	-	-	-	11,500,000	11,500,000
1.40%, 4/1/30, LOC: FHLMC	3,200,000	3,200,000	2,800,000	2,800,000	-	-	6,000,000	6,000,000
Los Angeles County Housing Authority Development Revenue VRDN:	-	-
1.20%, 12/1/07, LOC: FHLMC	12,000,000	12,000,000	-	-	-	-	12,000,000	12,000,000
1.20%, 6/1/10, LOC: FHLMC	7,200,000	7,200,000	-	-	-	-	7,200,000	7,200,000
Los Angeles County MFH Revenue VRDN:	-	-
1.44%, 7/1/10, LOC:FNMA	27,000,000	27,000,000	-	-	-	-	27,000,000	27,000,000
1.60%, 12/01/03, BPA: BNP Paribas	1,660,000	1,660,000	-	-	-	-	1,660,000	1,660,000
Los Angeles County Pension Obligation Refunding Revenue VRDN, 1.35%, 6/30/07, BPA: Dexia Credit Local, AMBAC Insured	4,615,000	4,615,000	-	-	-	-	4,615,000	4,615,000
Los Angeles County Schools Pooled Financing Program COPs, 3.00%, 6/30/03, FSA Insured	4,000,000	4,025,793	6,000,000	6,038,690	-	-	10,000,000	10,064,483
Los Angeles County Tax & Revenue Anticipation Notes, 3.00%, 6/30/03	2,500,000	2,516,492	-	-	-	-	2,500,000	2,516,492
Modesto Irrigation District Financing Authority Revenue VRDN, 1.58%, 10/1/15, BPA: Societe Generale	2,000,000	2,000,000	-	-	-	-	2,000,000	2,000,000
Newman Capital Trust Certificates VRDN, 1.72%, 4/1/32, LOC: FHLMC	12,350,000	12,350,000	10,650,000	10,650,000	-	-	23,000,000	23,000,000
Ontario Revenue VRDN, 1.60%, 10/1/26, C/LOC: CalSTERS, LOC: Union Bank California	2,070,000	2,070,000	5,700,000	5,700,000	-	-	7,770,000	7,770,000
Orange County Apartment Development Adjustable COPs, 1.49%, 3/1/16, LOC: UBS, AG	2,100,000	2,100,000	-	-	-	-	2,100,000	2,100,000
Orange County Apartment Development Revenue VRDN:	-	-
1.45%, 12/1/06, LOC: FHLMC	2,500,000	2,500,000	3,600,000	3,600,000	-	-	6,100,000	6,100,000
1.20%, 11/1/09, LOC: FHLMC	8,500,000	8,500,000	-	-	-	-	8,500,000	8,500,000
1.20%, 11/1/09, LOC: Nothern Trust Co.	7,400,000	7,400,000	-	-	-	-	7,400,000	7,400,000
Pitney Bowes Credit Corp. LeaseTOPS Trust Certificates VRDN, 1.90%, 3/9/05, BPA: Pitney Bowes Credit, AMBAC Insured	3,137,651	3,137,651	-	-	-	-	3,137,651	3,137,651
Pollution Control Financing Authority Revenue VRDN:	-	-
1.85%, 9/1/10, LOC: Comerica Bank	2,855,000	2,855,000	-	-	-	-	2,855,000	2,855,000
1.85%, 6/1/11, LOC: Comerica Bank	1,800,000	1,800,000	-	-	-	-	1,800,000	1,800,000
1.70%, 10/1/16, LOC: Key Bank	6,815,000	6,815,000	-	-	-	-	6,815,000	6,815,000
1.85%, 3/1/16, LOC: Comerica Bank	3,120,000	3,120,000	-	-	-	-	3,120,000	3,120,000
1.45%, 9/1/17, LOC: Deutsche Bank AG	7,000,000	7,000,000	-	-	-	-	7,000,000	7,000,000
1.49%, 1/9/20, LOC: Fleet National Bank	3,200,000	3,200,000	-	-	-	-	3,200,000	3,200,000
1.75%, 11/1/27, LOC: Bank of the West	1,400,000	1,400,000	-	-	-	-	1,400,000	1,400,000
Sacramento County Tax & Revenue Anticipations Notes, 3.00%, 8/1/03, SWAP: Lehman Bros	4,000,000	4,033,002	-	-	-	-	4,000,000	4,033,002
San Bernardino County Adjustable COPs, 1.54%, 8/1/26, BPA: Landesbank Hessen Thuerinzen, MBIA Insured	11,500,000	11,500,000	-	-	-	-	11,500,000	11,500,000
San Bernardino County Housing Authority MFH Revenue VRDN:	-	-
1.60%, 6/1/05, LOC: FNMA	2,000,000	2,000,000	-	-	-	-	2,000,000	2,000,000
1.15%, 5/1/17, C/LOC: FHLB, LOC: California Federal Bank, FSB	2,700,000	2,700,000	1,825,000	1,825,000	-	-	4,525,000	4,525,000
1.10%, 2/1/23, LOC: California Federal Savings Bank, C/LOC: FHLB	5,660,000	5,660,000	-	-	-	-	5,660,000	5,660,000
San Diego City Public Facilities Financing Authority Revenue VRDN, 1.51%, 5/15/20, BPA: Societe Generale	3,300,000	3,300,000	655,000	655,000	-	-	3,955,000	3,955,000
San Francisco City & County Unified School District Tax & Revenue Anticipation Notes, 1.75%, 12/17/03	4,000,000	4,023,500	-	-	-	-	4,000,000	4,023,500
San Francisco City & County Redevelopment Agency MFH Revenue VRDN:	-	-
1.075%, 10/1/10, LOC: Credit Suisse First Boston	5,830,000	5,830,000	1,000,000	1,000,000	-	-	6,830,000	6,830,000
1.55%, 8/1/32, LOC: Citibank	3,200,000	3,200,000	-	-	-	-	3,200,000	3,200,000
San Jose California MFH Revenue VRDN, 1.55%, 4/15/36, LOC: Credit Suisse First Boston	6,000,000	6,000,000	-	-	-	-	6,000,000	6,000,000
San Jose Unified School District Santa Clara County Tax & Revenue Anticipation Notes, 2.5%, 10/29/03	3,500,000	3,523,835	-	-	-	-	3,500,000	3,523,835
School Cash Reserve Program Authority Revenue Notes, 3.00%, 7/3/03, Insured FSA	15,000,000	15,098,369	7,500,000	7,549,184	-	-	22,500,000	22,647,553
State Department of Water Resources Revenue Bonds:	-	-
1.80%, 2/13/03, BPA: Dexia Credit Local, FSA Insured	3,000,000	3,000,000	-	-	-	-	3,000,000	3,000,000
1.80%, 5/1/22, LOC: State Street Bank & Trust	4,000,000	4,000,000	-	-	-	-	4,000,000	4,000,000
1.80%, 5/1/22, LOC: Bayer Landesbk	4,000,000	4,000,000	-	-	-	-	4,000,000	4,000,000
State Economic Development Financing Authority IDA Revenue VRDN:	-	-
1.55%, 3/1/23, LOC: American National Bank & Trust	4,000,000	4,000,000	-	-	-	-	4,000,000	4,000,000
1.55%, 10/1/23, LOC: Comerica Bank	1,770,000	1,770,000	150,000	150,000	-	-	1,920,000	1,920,000
State Housing & Finance Authority Revenue VRDN, 1.46%, 2/1/33, BPA: Lloyds TSB Bank plc, MBIA Insured	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000

Statewide Communities Development Authority Special Tax Revenue VRDN:	-	-
1.50%, 4/15/03, FGIC: Bayer Landesbk GZ	3,800,000	3,800,000	11,200,000	11,200,000	-	-	15,000,000	15,000,000
1.90%, 5/15/03, FGIC: Transamerica Life	3,000,000	3,000,000	7,000,000	7,000,000	-	-	10,000,000	10,000,000
1.65%, 6/1/19, LOC: CalSTERS	2,290,000	2,290,000	-	-	-	-	2,290,000	2,290,000
1.65%, 5/1/22, LOC: Bank of the West, C/LOC: CalSTERS	2,240,000	2,240,000	-	-	-	-	2,240,000	2,240,000
1.49%, 3/1/31, LOC: BNP Paribas	5,500,000	5,500,000	-	-	-	-	5,500,000	5,500,000
Statewide Communities Development Authority MFH Revenue VRDN, 1.75%, 6/15/33, LOC: Bank of the West	2,100,000	2,100,000	750,000	750,000	-	-	2,850,000	2,850,000
Statewide Communities Development Authority Tax & Revenue Anticipation Notes, 3.00%, 6/30/03	4,000,000	4,025,200	10,000,000	10,063,000	-	-	14,000,000	14,088,200
Upland Community Redevelopment Agency Revenue VRDN, 1.55%, 2/15/30, LOC: FNMA	1,800,000	1,800,000	200,000	200,000	-	-	2,000,000	2,000,000
Vallejo Housing Authority MFH Revenue VRDN:	-	-
1.25%, 6/1/07, LOC: Dresdner Bank AG	6,645,000	6,645,000	-	-	-	-	6,645,000	6,645,000
1.50%, 1/1/08, LOC: Dresdner Bank AG	2,100,000	2,100,000	-	-	-	-	2,100,000	2,100,000
Victorville MFH Revenue VRDN, 1.65%, 12/1/15, C/LOC: California Federal Savings Bank	6,310,000	6,310,000	-	-	-	-	6,310,000	6,310,000
Watereuse Finance Authority Revenue VRDN, 1.45%, 5/1/28, BPA: Credit Suisse First Boston, FSA Insured	1,245,000	1,245,000	-	-	-	-	1,245,000	1,245,000

Colorado - 5.0%
Central City MFH Revenue VRDN, 1.75%, 12/25/30, C/LOC: Bank of America	-	-	3,194,000	3,194,000	-	-	3,194,000	3,194,000
Park Creek Tax Increment Revenue VRDN, 1.90%, 12/1/24, SWAP: Lehman Brothers	-	-	25,000,000	25,000,000	-	-	25,000,000	25,000,000
State Housing & Finance Authority Revenue VRDN,	-	-
1.45%, 12/1/09, LOC: Key Bank	-	-	4,400,000	4,400,000	-	-	4,400,000	4,400,000
1.55%, 10/15/16, CA: FNMA	-	-	23,960,000	23,960,000	-	-	23,960,000	23,960,000
1.60%, 4/1/20, BPA: FHLB	-	-	6,945,000	6,945,000	-	-	6,945,000	6,945,000
2.05%, 10/1/22, Mandatory put 1/29/03, BPA: FHLB	-	-	9,410,000	9,410,643	-	-	9,410,000	9,410,643
1.60%, 10/1/30, BPA: FHLB	-	-	10,370,000	10,370,000	-	-	10,370,000	10,370,000

Delaware - 2.9%
State IDA Revenue VRDN, 1.75%, 8/1/29, GA: Motiva Enterprise, LLC	-	-	45,000,000	45,000,000	-	-	45,000,000	45,000,000
Wilmington School Project Revenue VRDN, 1.65%, 7/1/31, LOC: Allied Irish Bank	-	-	2,300,000	2,300,000	-	-	2,300,000	2,300,000

Florida - 0.9%
Capital Projects Financial Authority Revenue VRDN, 1.55%, 8/1/17, BPA: Sun Trust Bank, FSA Insured	-	-	2,380,000	2,380,000	-	-	2,380,000	2,380,000
Gulf Breeze Public Improvement Revenue VRDN, 1.55%, 12/1/20, BPA: Dexia Public Finance Bank, FGIC Insured	-	-	1,575,000	1,575,000	-	-	1,575,000	1,575,000
Hospice of Palm Beach County Revenue VRDN, 1.55%, 10/1/31, LOC: Northern Trust Co.	-	-	4,800,000	4,800,000	-	-	4,800,000	4,800,000
Palm Beach County MFH Revenue VRDN, 1.60%, 9/15/28, CA: FNMA	-	-	5,155,000	5,155,000	-	-	5,155,000	5,155,000
State University Athletic Association Capital Improvement Revenue VRDN, 1.85%, 2/1/20, LOC: Sun Trust Bank	-	-	400,000	400,000	-	-	400,000	400,000

Georgia - 4.0%
Albany-Dougherty County Hospital Authority Revenue VRDN, 1.70%, 9/1/32, BPA: Regions Bank, AMBAC Insured	-	-	1,000,000	1,000,000	-	-	1,000,000	1,000,000
Athens MFH Revenue VRDN, 1.975%, 8/1/05, LOC: US Bank, NA	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000
Atlanta Airport Revenue VRDN, 1.60%, 1/1/30, BPA: Societe Generale	-	-	20,765,000	20,765,000	-	-	20,765,000	20,765,000
Columbus Downtown Development Authority Revenue VRDN, 1.80%, 8/1/15, LOC: Columbus Bank & Trust	-	-	7,260,000	7,260,000	-	-	7,260,000	7,260,000
Franklin County Industrial Building Authority Revenue VRDN, 1.55%, 1/1/07, LOC: Comerica Bank	-	-	1,155,000	1,155,000	-	-	1,155,000	1,155,000
Fulton County IDA Revenue VRDN, 1.45%, 12/1/10, LOC: Branch Bank & Trust	-	-	3,300,000	3,300,000	-	-	3,300,000	3,300,000
Gordon County Development Authority Revenue VRDN, 1.95%, 7/1/22, LOC: Regions Bank	-	-	1,600,000	1,600,000	-	-	1,600,000	1,600,000
Municipal Gas Authority Revenue VRDN, 1.60%, 11/1/07 LOC: Bank of America, Bayerishe Landesband Girozentrale, J. P. Morgan Chase Bank & Wachvia Bank, NA	-	-	11,250,000	11,250,000	-	-	11,250,000	11,250,000
Savannah Economic Development Authority Student Housing Revenue VRDN, 1.70%, 9/1/26, LOC: Wachovia Bank, NA	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000
State GO Revenue VRDN, 1.70%, 8/1/03, BPA: Lehman Brothers	-	-	13,250,000	13,250,000	-	-	13,250,000	13,250,000
Warner Robins Downtown Development Authority Revenue VRDN, 1.90%, 9/1/34, LOC: Columbus Bank & Trust	-	-	1,300,000	1,300,000	-	-	1,300,000	1,300,000

Idaho - 1.0%
State Single Family Housing Revenue VRDN, 1.70%, 7/1/32, BPA: Bayerishe Landesbank Girozentrale	4,800,000	4,800,000	4,800,000	4,800,000
State Tax Anticipation Notes, 3.00%, 6/30/03	11,000,000	11,073,108	11,000,000	11,073,108

Illinois - 4.2%
Chicago Development Authority Revenue VRDN, 1.60%, 1/1/37, BPA: Landesbank Baden-Wurttenberg, FGIC Insured	-	-	8,360,000	8,360,000	-	-	8,360,000	8,360,000
Educational Facilities Authority revenue VRDN, 1.55%, 12/1/35, LOC: Harris Trust	-	-	15,000,000	15,000,000	-	-	15,000,000	15,000,000
Housing Development Authority Revenue VRDN,	-	-
1.68%, 8/1/05, LOC: Bear Stearns Capital Markets	-	-	4,555,000	4,555,000	-	-	4,555,000	4,555,000
Mclean & Woodford Counties Schools GO Revenue VRDN, 1.58%, 12/1/18, BPA: Svenska Handelsbanke	-	-	26,805,000	26,805,000	-	-	26,805,000	26,805,000
State Development Finance Authority Revenue VRDN,	-	-
1.70%, 6/1/19, LOC: Northern Trust Co.	-	-	5,565,000	5,565,000	-	-	5,565,000	5,565,000
1.70%, 4/1/24, LOC: Northern Trust Co.	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
1.70%, 4/1/35, LOC: Northern Trust Co.	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000

Indiana - 2.5%
City of Rockport AK Steel Corp. Project Revenue VRDN, 1.80%, 6/1/29, LOC: PNC Bank, NA	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
Indianapolis MFH Revenue VRDN, 1.65%, 12/20/33, LOC: National City Bank	-	-	5,465,000	5,465,000	-	-	5,465,000	5,465,000
Jasper County Industrial Economic Development Revenue VRDN, 1.85%, 2/1/22, C/LOC: Key Bank	-	-	5,275,000	5,275,000	-	-	5,275,000	5,275,000
South Bend MFH Revenue VRDN, 2.00%, 10/1/09, LOC: FHLB	-	-	4,170,000	4,170,000	-	-	4,170,000	4,170,000
State Development Finance Authority Revenue VRDN, 1.60%, 8/1/31, LOC: Bank One, NA	-	-	7,400,000	7,400,000	-	-	7,400,000	7,400,000
Terre Haute International Airport Authority Revenue VRDN, 1.92%, 2/1/21, C/LOC: Northern Trust Co, LOC: Old National Bank	-	-	2,200,000	2,200,000	-	-	2,200,000	2,200,000
Valparaiso Economic Development Authority Revenue VRDN, 1.55%, 5/1/31, LOC: Marshall & Ilsley Bank	-	-	7,000,000	7,000,000	-	-	7,000,000	7,000,000
Vigo Economic Development Authority Revenue VRDN, 1.90%, 5/1/16, C/LOC: FHLB, LOC: Old National Bank	-	-	5,300,000	5,300,000	-	-	5,300,000	5,300,000

Iowa - 1.9%
IDA Revenue VRDN, 1.72%, 11/1/17, LOC: Societe Generale	-	-	4,770,000	4,770,000	-	-	4,770,000	4,770,000
Le Mars IDA Revenue VRDN, 1.85%, 3/1/16, C/LOC: SunTrust Bank	-	-	1,850,000	1,850,000	-	-	1,850,000	1,850,000
State Finance Authority Solid Waste Disposal Revenue VRDN, 1.85%, 7/1/18, C/LOC: Wells Fargo Bank, NA	-	-	3,650,000	3,650,000	-	-	3,650,000	3,650,000
State School Cash Reserve Program Authority Tax & Revenue Anticipation Notes, 2.75%, 6/20/03, FSA Insured	-	-	22,000,000	22,110,864	-	-	22,000,000	22,110,864

Kansas - 0.5%
Mission MFH Revenue VRDN, 1.60%, 9/15/26, CA: Fannie Mae	-	-	7,700,000	7,700,000	-	-	7,700,000	7,700,000

Kentucky - 2.8%
City of Mayfield Lease Revenue VRDN, 1.70%, 7/1/26, LOC: PNC Bank, NA	-	-	6,670,000	6,670,000	-	-	6,670,000	6,670,000
Hancock County IDA Revenue VRDN, 1.70%, 6/1/12, LOC: JP Morgan Chase Bank	-	-	3,335,000	3,335,000	-	-	3,335,000	3,335,000
Hopkinsville IDA Revenue VRDN, 2.00%, 5/1/26, LOC: Branch Bank & Trust	-	-	2,400,000	2,400,000	-	-	2,400,000	2,400,000
Lexington-Fayette Urban County Educational Facilities Revenue VRDN, 1.60%, 8/1/21, LOC: Fifth Third Bank	-	-	7,000,000	7,000,000	-	-	7,000,000	7,000,000
State Association of Counties Advance Revenue Program Tax & Revenue Anticipation COPs, 3.00%, 6/30/03, BPA: Bank One, NA	-	-	14,000,000	14,089,585	-	-	14,000,000	14,089,585
State IDA Revenue VRDN, 1.70%, 2/1/08, LOC: National City Bank	-	-	1,000,000	1,000,000	-	-	1,000,000	1,000,000
State Interlocal Schools Transportation Association Tax & Revenue Anticipation Notes, 3.00%, 6/30/03	-	-	10,000,000	10,065,967	-	-	10,000,000	10,065,967
Winchester Industrial Building Revenue VRDN, 1.75%, 10/1/18, LOC: Wachovia Bank, NA	-	-	2,400,000	2,400,000	-	-	2,400,000	2,400,000

Louisiana - 0.4%
New Orleans Aviation Board Revenue VRDN, 1.60%, 8/5/15, BPA: Dexia Public Finance Bank, MBIA Insured	-	-	3,020,000	3,020,000	-	-	3,020,000	3,020,000
Public Facilities Authority Revenue VRDN:
1.70%, 12/1/14, LOC: Regions Bank	-	-	2,285,000	2,285,000	-	-	2,285,000	2,285,000
1.62%, 9/1/28, C/LOC: Bank of New York, LOC: Hibernia	-	-	1,150,000	1,150,000	-	-	1,150,000	1,150,000

Maine - 0.3%
State GO Tax Anticipation Notes, 2.25%, 6/30/03	-	-	5,000,000	5,018,274	-	-	5,000,000	5,018,274

Massachusetts - 0.01%
Hudson IDA Revenue VRDN, 2.10%, 10/1/13, LOC: State Street Bank & Trust	-	-	770,000	770,000	-	-	770,000	770,000

Michigan - 2.3%
Detroit Water Supply System Revenue VRDN, 1.50%, 7/1/29	-	-	20,500,000	20,500,000	-	-	20,500,000	20,500,000
Kent Hospital Finance Authority LO Revenue VRDN, 1.60%, 11/1/10, LOC: Fifth Third Bank	-	-	3,600,000	3,600,000	-	-	3,600,000	3,600,000
Sault Sainte Marie Tribe Building Revenue VRDN, 1.01%, 6/1/03, LOC: National City Bank	-	-	610,000	610,000	-	-	610,000	610,000
State Hospital Finance Authorities Revenue VRDN,	-	-	-	-	-	-
1.50%, 8/15/15, LOC: Comerica Bank	-	-	4,625,000	4,625,000	-	-	4,625,000	4,625,000
1.65%, 12/1/23, LOC: National City Bank	-	-	7,730,000	7,730,000	-	-	7,730,000	7,730,000
State University Revenue VRDN, 1.55%, 8/15/30, BPA: Dexia Public Finance Bank	-	-	1,085,000	1,085,000	-	-	1,085,000	1,085,000

Minnesota - 0.1%
State Higher Educational Facilities Authority Revenue VRDN, 1.80%, 10/1/30, LOC: Harris Trust	-	-	1,900,000	1,900,000	-	-	1,900,000	1,900,000

Mississippi - 1.2%
State Development Bank Special GO VRDN:
1.77%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured	-	-	6,795,000	6,795,000	-	-	6,795,000	6,795,000
1.77%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured	-	-	12,395,000	12,395,000	-	-	12,395,000	12,395,000

Missouri - 0.5%
Carthage IDA Revenue VRDN,
1.65%, 4/1/07, LOC: Wachovia Bank, NA	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000
1.75%, 9/1/30, LOC: Wachovia Bank, NA	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000
State Development Finance Board Revenue VRDN, 1.85, 9/1/08, LOC: BNP Paribas	-	-	3,900,000	3,900,000	-	-	3,900,000	3,900,000

Nebraska - 0.4%
Lancaster County IDA Revenue VRDN, 1.75%, 8/15/09, LOC: Wells Fargo Bank, NA	-	-	1,000,000	1,000,000	-	-	1,000,000	1,000,000
State Single Family Housing Revenue VRDN, 1.70%, 9/1/22, BPA: FHLB	-	-	5,365,000	5,365,000	-	-	5,365,000	5,365,000

Nevada - 0.1%
Henderson Public Improvement Trust Revenue VRDN, 1.68%, 4/1/07, LOC: Bank of America	-	-	1,800,000	1,800,000	-	-	1,800,000	1,800,000

New York - 2.0%
New York City GO VRDN,
1.70%, 8/1/19, FGIC Insured	-	-	6,800,000	6,800,000	-	-	6,800,000	6,800,000
1.60%, 2/1/21, FGIC Insured	-	-	8,000,000	8,000,000	-	-	8,000,000	8,000,000
1.70%, 8/1/21, LOC: Landesbank Baden-Wurttemberg	-	-	2,200,000	2,200,000	-	-	2,200,000	2,200,000
New York City Municipal Finance Authority Water & Sewage Systems Revenue VRDN, 1.70%, 6/15/18, BPA: State Street Bank & Trust	-	-	8,000,000	8,000,000	-	-	8,000,000	8,000,000
State Energy Research & Development Authority & Pollution Control Revenue VRDN, 1.80%, 7/1/15, LOC: The Toronto-Dominion Bank	-	-	7,500,000	7,500,000	-	-	7,500,000	7,500,000

North Carolina - 0.7%
State Capital & Educational Facilities Revenue VRDN, 1.55%, 12/1/31, LOC: Branch Bank & Trust	-	-	12,070,000	12,070,000	-	-	12,070,000	12,070,000

North Dakota - 0.3%
Traill County Solid Waste Disposal Revenue VRDN, 1.90%, 3/1/13, LOC: Wells Fargo Bank, NA	-	-	5,750,000	5,750,000	-	-	5,750,000	5,750,000

Ohio - 2.0%
Butler County Healthcare Facilities Revenue VRDN,1.60%, 9/1/22, LOC: Fifth Third Bank	-	-	4,940,000	4,940,000	-	-	4,940,000	4,940,000
Franklin County Hospital Revenue VRDN, 1.72%, 6/1/17, BPA & GA: Salomon Smith Barney Holdings, Inc.	-	-	10,000,000	10,000,000	-	-	10,000,000	10,000,000
State Environmental Improvement Revenue VRDN, 1.65%, 12/1/26, LOC: JP Morgan Chase Bank	-	-	2,970,000	2,970,000	-	-	2,970,000	2,970,000
State Higher Educational Facilities Authority Revenue VRDN, 1.70%, 9/1/26, LOC: Fifth Third Bank	-	-	14,900,000	14,900,000	-	-	14,900,000	14,900,000

Oklahoma - 1.3%
Oklahoma School District and County Revenue Anticipation COPs, 2.50%, 6/30/03	-	-	10,470,000	10,518,444	-	-	10,470,000	10,518,444
Pittsburg County IDA Revenue VRDN, 1.90%, 10/1/21, LOC: PNC Bank, NA	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
Tulsa IDA Revenue VRDN, 2.25%, 5/1/03, LOC: St John's Medical Center	-	-	6,290,000	6,290,000	-	-	6,290,000	6,290,000

Oregon - 0.9%
Port of Portland Special Obligation Revenue VRDN, 1.63%, 6/15/27, LOC: Bank of America	-	-	4,100,000	4,100,000	-	-	4,100,000	4,100,000
State Tax Anticipation Notes, 3.25%, 5/1/03	-	-	10,000,000	10,040,274	-	-	10,000,000	10,040,274

Pennsylvania - 2.3%
Allegheny County IDA Revenue VRDN, 2.05%, 5/1/03, LOC: PNC Bank, NA	-	-	4,250,000	4,250,000	-	-	4,250,000	4,250,000
Delaware County Authority Revenue VRDN, 1.65%, 7 /1/14, LOC: PNC Bank, NA	-	-	8,100,000	8,100,000	-	-	8,100,000	8,100,000
Emmaus General Authority Revenue VRDN, 1.60%, 3/1/24, GIC: Goldman Sachs	-	-	15,000,000	15,000,000	-	-	15,000,000	15,000,000
Huntingdon County General Authority Anticipation Notes, 2.05%, 5/1/03, LOC: PNC Bank, NA	-	-	3,250,000	3,250,000	-	-	3,250,000	3,250,000
Philadelphia MFH Redevelopment Authority Revenue VRDN, 1.55%, 12/1/09, LOC: HSBC Bank	-	-	2,550,000	2,550,000	-	-	2,550,000	2,550,000
Philadelphia School District Tax and Revenue Anticipation Notes, 2.75%, 6/30/03	-	-	4,000,000	4,024,361	-	-	4,000,000	4,024,361
West Cornwall Township Municipal Authority Revenue VRDN, 1.60%, 3/1/16, LOC: Wachovia Bank, NA	-	-	1,490,000	1,490,000	-	-	1,490,000	1,490,000

Puerto Rico - 3.9%
Commonwealth Electric Power Authority GO VRDN, 1.45%, 7/1/22, BPA: Societe Generale	2,300,000	2,300,000	3,350,000	3,350,000	-	-	5,650,000	5,650,000
Commonwealth GO Bonds, 2.50%, 7/1/03, BPA: Pitney Bowes Credit, Insured AMBAC	15,000,000	15,087,255	8,000,000	8,046,536	-	-	23,000,000	23,133,791
Commonwealth Government Development Bank Revenue VRDN, 1.40%, 12/1/15, BPA: Credit Suisse First Boston, MBIA Insured	3,100,000	3,100,000	-	-	-	-	3,100,000	3,100,000
Commonwealth Highway and Transportation Revenue VRDN, 1.65%, 7/17/03, BPA: Merrill Lynch	4,000,000	4,000,000	-	-	-	-	4,000,000	4,000,000
Housing Finance Corp. VRDN, 1.75%, 2/7/10, SWAP: Lehman Bros	6,000,000	6,000,000	-	-	-	-	6,000,000	6,000,000
Infrastructure Financing Authority Revenue VRDN, 1.55%, 7/1/27, BPA: Bank of New York	10,500,000	10,500,000	-	-	-	-	10,500,000	10,500,000
TICs / TOCs Public Improvement VRDN, 1.55%, 7/1/19, BPA: The Toronto-Dominion Bank	4,600,000	4,600,000	7,800,000	7,800,000	-	-	12,400,000	12,400,000

Rhode Island - 0.4%
State Health & Educational Building Corp.Revenue VRDN, 1.80%, 10/1/31, LOC: Fleet National Bank	-	-	6,000,000	6,000,000	-	-	6,000,000	6,000,000

Tennessee - 5.3%
Coffee County IDA Revenue VRDN, 1.75%, 5/1/12, LOC: Bank of America	-	-	3,530,000	3,530,000	-	-	3,530,000	3,530,000
Knox County Health Educational & MFH Board Revenue VRDN, 1.45%, 12/1/29, LOC: First Tennessee Bank	-	-	4,500,000	4,500,000	-	-	4,500,000	4,500,000
Knoxville City Utilities Board Revenue VRDN, 1.85%, 1/15/05, BPA: SunTrust Bank, FSA Insured	-	-	9,130,000	9,130,000	-	-	9,130,000	9,130,000
Loudon Industrial Development Board Revenue VRDN, 1.85%, 4/1/13, LOC: Bank One, NA	-	-	3,500,000	3,500,000	-	-	3,500,000	3,500,000
Memphis-Shelby County IDA Revenue VRDN, 1.62%, 3/1/24, LOC: National Bank of Commerce, TN	-	-	11,845,000	11,845,000	-	-	11,845,000	11,845,000
Nashville & Davidson County Health & Educational Facilities Board Revenue VRDN, 1.55%, 12/1/32, LOC: Regions Bank	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
Sevier County Public Building Authority Revenue VRDN:	-	-
1.60%, 6/1/03, BPA: KBC Bank NV, AMBAC Insured	-	-	6,480,000	6,480,000	-	-	6,480,000	6,480,000
1.60%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured	-	-	525,000	525,000	-	-	525,000	525,000
1.60%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured	-	-	3,345,000	3,345,000	-	-	3,345,000	3,345,000
1.60%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	345,000	345,000	-	-	345,000	345,000
1.60%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured	-	-	3,200,000	3,200,000	-	-	3,200,000	3,200,000
1.60%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	13,405,000	13,405,000	-	-	13,405,000	13,405,000
1.60%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	3,100,000	3,100,000	-	-	3,100,000	3,100,000
1.60%, 6/1/20, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	3,630,000	3,630,000	-	-	3,630,000	3,630,000
1.85%, 6/1/20, BPA: J. P. Morgan Chase Bank, AMBAC Insured	-	-	285,000	285,000	-	-	285,000	285,000
1.60%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured	-	-	5,000,000	5,000,000	-	-	5,000,000	5,000,000
1.60%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured	-	-	3,105,000	3,105,000	-	-	3,105,000	3,105,000
Shelby County Health Educational & Housing Facilities Board Revenue VRDN,	-	-
1.60%, 5/1/16, LOC: Allied Irish Bank	-	-	3,700,000	3,700,000	-	-	3,700,000	3,700,000
1.60%, 6/1/26, LOC: Allied Irish Bank	-	-	4,900,000	4,900,000	-	-	4,900,000	4,900,000

Texas - 3.0%
Brazos River Revenue VRDN, 1.60%, 5/1/36	-	-	7,000,000	7,000,000	-	-	7,000,000	7,000,000
State Higher Education Authority Revenue VRDN, 1.55%, 12/1/27, BPA: SLMA, MBIA Insured	-	-	9,300,000	9,300,000	-	-	9,300,000	9,300,000
State Tax & Revenue Anticipation Notes, 2.75%, 8/29/03	-	-	30,000,000	30,270,627	-	-	30,000,000	30,270,627
Tarrant County IDA Revenue VRDN, 1.77%, 9/1/27, C/LOC: FHLB	-	-	4,000,000	4,000,000	-	-	4,000,000	4,000,000

Utah - 1.8%
Municipal Securities Trust Certificates Revenue VRDN, 1.41%, 5/6/13, LOC: Bear Stearns Capital Markets	-	-	30,500,000	30,500,000	-	-	30,500,000	30,500,000

Vermont - 0.8%
State Educational & Health Buildings Finance Agency Revenue VRDN,
1.90%, 11/1/21, LOC: Huntington National Bank	-	-	2,315,000	2,315,000	-	-	2,315,000	2,315,000
1.55%, 10/1/30, C/LOC: LaSalle Bank	-	-	915,000	915,000	-	-	915,000	915,000
1.65%, 4/1/32, BPA: Fleet National Bank, Radian Asset Assurance, Inc. Insured	-	-	9,550,000	9,550,000	-	-	9,550,000	9,550,000

Virginia - 0.6%
Portsmouth IDA Revenue VRDN, 1.55%, 11/1/27, LOC: Bank of America	-	-	1,250,000	1,250,000	-	-	1,250,000	1,250,000
Suffolk IDA Revenue VRDN, 1.75%, 10/1/31, LOC: Branch Bank & Trust	-	-	8,500,000	8,500,000	-	-	8,500,000	8,500,000

Washington - 1.1%
State GO Bonds, 5.50%, 1/1/03	-	-	9,655,000	9,655,000	-	-	9,655,000	9,655,000
State Housing Finance Commission Nonprofit Revenue VRDN, 1.75%, 1/1/21, LOC: US Bank, NA	-	-	2,000,000	2,000,000	-	-	2,000,000	2,000,000
State MFH Revenue VRDN, 1.60%, 7/1/25, LOC: FHLMC	-	-	6,900,000	6,900,000	-	-	6,900,000	6,900,000

West Virginia - 1.5%
Harrison County IDA Revenue VRDN, 1.65%, 6/1/14, LOC: Wachovia Bank, NA	-	-	4,140,000	4,140,000	-	-	4,140,000	4,140,000
Putnam County Solid Waste Disposal Revenue VRDN, 1.60%, 4/1/30	-	-	15,500,000	15,500,000	-	-	15,500,000	15,500,000
Weirton Municipal Hospital Building Revenue VRDN, 1.43%, 12/1/31, Mandatory put 12/1/03, LOC: PNC Bank, NA	-	-	5,000,000	4,997,587	-	-	5,000,000	4,997,587

Wisconsin - 0.6%
Grafton IDA Revenue VRDN, 2.00%, 12/1/17, LOC: US Bank, NA	-	-	2,450,000	2,450,000	-	-	2,450,000	2,450,000
State Health & Educational Facilities Authority Revenue VRDN, 1.60%, 11/01/23, LOC: US Bank, NA	-	-	7,800,000	7,800,000	-	-	7,800,000	7,800,000

Other - 4.9%
ABN Amro Chicago Corp. Lease TOPS Trust Certificates VRDN:
1.53%, 7/4/07, BPA: ABN Amro Bank	-	-	1,200,000	1,200,000	-	-	1,200,000	1,200,000
1.68%, 3/1/10, BPA: ABN Amro Bank	-	-	16,585,000	16,585,000	-	-	16,585,000	16,585,000
Koch Floating Rate Trust Revenue VRDN, 1.77%, 5/3/04, BPA: State Street Bank & Trust, AMBAC Insured	-	-	12,500,000	12,500,000	-	-	12,500,000	12,500,000
Pitney Bowes Corp. Lease TOPS Trust Certificates VRDN, 1.90%, 3/9/05, Mandatory put 10/8/03, BPA: Pitney Bowes Credit, AMBAC Insured	-	-	7,324,027	7,324,027	-	-	7,324,027	7,324,027
Roaring Fork Single Family Mortgage Program VRDN,
2.00% 5/29/03, BPA: Bank of New York	-	-	14,000,000	14,000,000	-	-	14,000,000	14,000,000
1.77% 10/1/32, BPA: Bank of New York	-	-	8,870,000	8,870,000	-	-	8,870,000	8,870,000
Sunamerica Trust Revenue VRDN, 1.38%, 7/1/41, LOC: FHLMC	-	-	20,000,000	20,000,000	-	-	20,000,000	20,000,000

TOTAL INVESTMENTS (Cost $1,621,291,268) - 97.8%	395,281,097	1,226,010,171	-	1,621,291,268
Other assets and liabilities, net - 2.2%	2,961,574	33,263,867	-	36,225,441
NET ASSETS - 100.0%	$398,242,671	$1,259,274,038	$0	$1,657,516,709

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Calvert Tax-Free Reserves, California Money Market and Money Market Portfolios included in their respective annual reports and semi-annual reports dated December 31, 2002 and June 30, 2003, respectively.

CALVERT TAX-FREE RESERVES
Money Market Portfolio
Limited-Term Portfolio
California Money Market Portfolio
4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information
April 30, 2003

New Account	(800) 368-2748	Shareholder
Information:	(301) 951-4820	Services:	(800) 368-2745

Broker	(800) 368-2746	TDD for the
Services:	(301) 951-4850	Hearing-Impaired:	(800) 541-1524

        This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the appropriate Prospectus, dated April 30, 2003. Each Portfolio’s audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Portfolio at the above address or calling the Portfolio, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS
Investment Policies and Risks	2
Investment Restrictions	4
Purchase and Redemption of Shares	5
Tax Matters	6
Valuation of Shares	7
Calculation of Yield and Total Return	7
Advertising	9
Trustees and Officers	10
Investment Advisor	14
Administrative Services Agent	15
Transfer and Shareholder Servicing Agents	15
Independent Auditors and Custodians	16
Method of Distribution	16
Portfolio Transactions	17
Personal Securities Transactions	18
General Information	18
Control Persons and Principal Holders of Securities	18
Appendix	19

INVESTMENT POLICIES AND RISKS

        The Money Market Portfolio and Limited-Term Portfolio each invest primarily in municipal obligations whose interest is exempt from federal income tax. These two Portfolios differ in their anticipated income yields, quality, length of average weighted maturity, and capital value volatility. The California Money Market Portfolio invests primarily in municipal obligations whose interest is exempt from federal and California State income tax. A complete explanation of municipal obligations and municipal bond and note ratings is set forth in the Appendix.

VARIABLE RATE OBLIGATIONS AND DEMAND NOTES

        Each Portfolio may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the invested Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio’s investments and of their shares.

        Each Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

        The Board of Trustees has approved investments by the Money Market Portfolio in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Portfolio can recover the principal through demand.

MUNICIPAL LEASES (LIMITED-TERM ONLY)

        The Portfolio may invest in municipal leases or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolio may purchase unrated leases. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its investment analysis. The Fund’s Advisor, under the supervision of the Board of Trustees is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio’s limit on illiquid securities. The Board of Trustees has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio’s investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee’s general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an “event of nonappropriation”), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio’s net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio’s ability to dispose of the security.

OBLIGATIONS WITH PUTS ATTACHED

        The Portfolios have authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “put”. Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities. The Money Market and California Money Market Portfolios must limit their portfolio investments, including puts, to instruments of high quality as determined by a nationally recognized statistical rating organization.

TEMPORARY INVESTMENTS

        Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.

        The Portfolio intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which is not earning income.

REPURCHASE AGREEMENTS

        The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolios buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than they could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolios would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolios will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller’s obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolios pursuant to the agreement, the Portfolios will require the seller to pledge additional securities or cash to secure the seller’s obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolios may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

REVERSE REPURCHASE AGREEMENTS

        The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolios sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolios invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolios invests the proceeds is expected to exceed the amount the Portfolios will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

        During the time a reverse repurchase agreement is outstanding, the Portfolios will maintain in a segregated account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolios will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

        The Portfolios’ use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolios may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolios under the agreements, the Portfolios may have been better off had they not entered into the agreement. However, the Portfolios will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Portfolios’ Board of Trustees. In addition, the Portfolios bear the risk that the market value of the securities they sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolios to post additional collateral.

WHEN-ISSUED PURCHASES (LIMITED-TERM ONLY)

        New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase these securities with the intention of actually acquiring them, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

        Securities purchased on a when-issued basis and the securities held in the Portfolio are subject to changes in market value based upon the public’s perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio’s assets may vary.

        When the time comes to pay for when-issued securities, the Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax. When- issued securities do not earn income until they have in fact been issued.

        When the Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

NON-INVESTMENT GRADE DEBT SECURITIES (LIMITED-TERM ONLY)

        Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody’s, known as “junk bonds.” These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are three NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

        The quality limitation set forth in the Portfolio’s investment policy is determined immediately after the Portfolio’s acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio’s investment policy.

        When purchasing non-investment grade debt securities, rated or unrated, the Advisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

MONEY MARKET DEFAULT INSURANCE

        The Money Market and California Money Market Portfolios have obtained private insurance that partially protects them against default of principal or interest payments on the instruments it holds. U.S. government securities held by each of these Funds are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. The policy will expire in September 2003, unless it is renewed. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

        The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the respective Portfolio.

(1)	Each Portfolio may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2)	Each Portfolio may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby or domestic bank money market instruments.)

(3)	Each Portfolio may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of the affected Portfolio’s total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, each Portfolio may pledge, mortgage, or hypothecate its assets.

(4)	Each Portfolio may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of municipal obligations in accordance with a Portfolio’s investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5)	Each Portfolio may not invest directly in commodities or real estate, although a Portfolio may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6)	Each Portfolio may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with each Portfolio’s investment objective, policies, and restrictions, shall not constitute the making of a loan.

(7)	Money Market and Limited-Term Portfolios: Under normal market conditions, at least 80% of the income from the Portfolio will be exempt from federal income tax.

(8)	California Money Market Portfolio:
Under normal market conditions, at least 80% of the income from the Portfolio will be exempt from federal and California state income tax. This may include some securities of issuers located outside of California.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

        The Board of Trustees has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1)	Each Portfolio may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(2)	Each Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of the affected Portfolio’s total assets.

(3)	Each Portfolio may not sell securities short, purchase securities on margin, or write or purchase put or call options. The Funds reserve the right to purchase securities with puts attached or with demand features.

(4)	The Limited-Term Portfolio may not invest more than 15% of net assets in non-investment grade debt securities and the Portfolio does not generally intend to purchase more than 5% of non-investment grade securities.

(5)	The Limited-Term Portfolio may not maintain an average maturity of more than three years and the Portfolio does not generally intend to maintain an average maturity of more than one year.

(6)	The Portfolios may not purchase illiquid securities if more than 10% of the value of that Portfolio’s net assets (15% for Limited-Term) would be invested in such securities.

PURCHASE AND REDEMPTION OF SHARES

        The Portfolio has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolio’s behalf. The Portfolio will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker’s authorized designee, accepts the order. The customer orders will be priced at the Portfolio’s Net Asset Value next computed after they are accepted by an authorized broker or the broker’s authorized designee. Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund’s transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

        Draft writing is available for the Money Market Portfolio (Class O) and California Money Market Portfolio. Shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. This service will be subject to the customary rules and regulations governing checking accounts and the Portfolio reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Portfolio reserves the right to charge a service fee for drafts returned for insufficient funds. As a service to shareholders, the Portfolio may automatically transfer the dollar amount necessary to cover drafts you have written on the Portfolio to your account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Portfolio may charge a fee for this service.

        Drafts presented to the Custodian for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days will not be honored. Shareholders redeeming shares by telephone electronic funds transfer or written request will receive dividends through the date that the redemption request is received; Money Market and California Money Market Portfolio shareholders redeeming shares by draft will receive dividends up to the date such draft is presented to the Portfolio for payment.

        When a payable through draft (“check”) is presented for payment, a sufficient number of full and fractional shares from the shareholder’s account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder’s account, the draft will be returned.

TAX MATTERS

        The Portfolios intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason one of the Portfolios should fail to qualify, it would be taxed as a corporation at the fund level, rather than passing through its income and gains to shareholders.

        Distributions of realized net capital gains, if any, are normally paid once a year; however, the Portfolios do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. The capital loss carryforward as of December 31, 2002, for the Money Market Portfolio was $73,061, and California Money Market Portfolio was $88,255.

        The Portfolio’s dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; in addition, to the extent income dividends paid by the California Money Market Portfolio are derived from earnings attributable to obligations of California and its political subdivisions, they will also be exempt from State and local personal income tax in California. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. Each Portfolio’s dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income.

        A shareholder may also be subject to state and local taxes on dividends and distributions from the Portfolios. The Portfolio will notify shareholders annually about the federal tax status of dividends and distributions paid by the Portfolio and the amount of dividends withheld, if any, during the previous year.

        The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Portfolio. “Substantial user” is generally defined as including a “non-exempt person” who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

        The Portfolio is required to withhold 30% of any long-term capital gain dividends and 30% of each redemption transaction occurring in the Limited-Term Portfolio if: (a) the shareholder’s social security number or other taxpayer identification number (“TIN”) is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder’s correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Portfolio is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

        In addition, the Limited-Term Portfolio is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Portfolio: (a) the shareholder’s name, address, account number and taxpayer identification number; (b) the dollar value of the redemptions; and (c) the Portfolio’s identifying CUSIP number.

        Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

VALUATION OF SHARES

MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIOS

        The Money Market and California Money Market Portfolios’ assets are normally valued at their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

LIMITED-TERM PORTFOLIO

        Over the ten-year period ended December 31, 2002, Limited-Term Portfolio’s net asset value per share has fluctuated no more than 1.5% each year. Its assets are valued, utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund’s Advisor under the supervision of the Board of Trustees.

        Each Portfolio determines the net asset value of its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

        For the Portfolio that impose a front-end sales charge, below is a specimen price-make-up sheet showing how the Portfolio calculates the total offering price per share.

Net Asset Value and Offering Price Per Share, December 31, 2002

Limited-Term Portfolio
Net asset value per share
($1,348,433,992 /125,540,781 shares)	$ 10.74
Maximum sales charge
(1.00% of offering price)	.11
Offering price per share	$ 10.85

CALCULATION OF YIELD AND TOTAL RETURN

MONEY MARKET AND CALIFORNIA MONEY MARKET PORTFOLIO

        From time to time the Money Market and California Money Market Portfolios advertise their “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. Yield is calculated separately by class. The “yield” of the Money Market and California Money Market Portfolios refers to the income generated by an investment in the Portfolio over a particular base period of time. The length and closing date of the base period will be stated in the advertisement. If the base period is less than one year, the yield is then “annualized.” That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The “effective yield” is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Money Market Portfolio’s “effective yield” for a seven-day period is its annualized compounded yield during the period calculated according to the following formula:

Effective yield = (base period return + 1)365/7 - 1

        These Portfolios also may advertise, from time to time, “tax equivalent yield.” The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio’s yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the Portfolio’s effective yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.

        For the seven day period ended December 31, 2002:

	Simple Yield	Effective Yield	Tax-equivalent Simple Yield (38.6% Bracket)	Tax-equivalent Effective Yield (38.6% Bracket)
Money Market Class O	.85%	.86%	1.38%	1.40%
Money Market Institutional Class	1.15%	1.16%	1.87%	1.89%
Money Market Class T	.52%	.52%	.85%	.85%
California Money Market	.76%	.77%	1.24%	1.25%

LIMITED-TERM PORTFOLIO

        From time to time, the Limited-Term Portfolio advertises its “total return.” Total return is calculated separately for each class. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period and period from inception of the Portfolio’s offering of shares. Total return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio’s dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations, including return after taxes, reflect the deduction of the Portfolio’s maximum sales charge, except quotations of “return without maximum load” which do not deduct the sales charge and “actual return,” which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial payment of $1,000. Note: “Total Return” as quoted in the Financial Highlights section of the Fund’s Prospectus and Annual Report to Shareholders, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to “return without maximum load” or “at NAV” as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

        where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable).

        Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATVd

        where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATVd = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

        Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATVdr

        where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVdr = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

        See the prospectus for the Fund’s standardized (with maximum load) performance results for the periods ending December 31, 2002. Average annual/total returns without maximum load for the periods ending December 31, 2002 are as follows:

Before Taxes W/O Max. Load
One Year	3.11%
Five Years	3.76%
Ten Years	3.88%

        The Limited-Term Portfolio also advertises, from time to time, its “yield” and “tax equivalent yield.” As with total return, both yield figures are historical and are not intended to indicate future performance.

        Unlike the yield quotations for the Money Market Portfolio, “yield” quotations for the Limited-Term Portfolio refer to the aggregate imputed yield-to-maturity of each of the Portfolio’s investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a “bond equivalent,” or semi-annual, basis. The Limited-Term Portfolio’s yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

        where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Limited-Term Portfolio’s yield for the 30-day period ended December 31, 2002 was 2.27%.

        The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Limited-Term Portfolio’s yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed for each class by taking the portion of the yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement. For the thirty-day period ended December 31, 2002, the Portfolio’s tax equivalent yield was 3.49% for an investor in the 35% federal income tax bracket, and 3.70% for an investor in the 38.6% federal income tax bracket.

ADVERTISING

        The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions, and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor’s goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.

        The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue’s Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron’s, Nelson’s, or The Wall Street Journal. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

        Calvert is the nation’s leading family of socially responsible mutual funds, in terms of the number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2002). Calvert was also the first to offer a family of socially responsible mutual fund portfolios.

TRUSTEES AND OFFICERS

        The Fund’s Board of Trustees supervises the Fund’s activities and reviews its contracts with companies that provide it with services.

Name & Date of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	(Not Applicable to Officers) # of Calvert Portfolios Overseen	Other Directorships

RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	Executive Vice President for the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	19	|X| Chairperson, United Methodist Services for the Aging.

FRANK H. BLATZ, JR., Esq. DOB: 10/29/35	Trustee	1982	Attorney in private practice in Fanwood, NJ. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz and prior to that a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A.	30

DOUGLAS E. FELDMAN, M.D. DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. A graduate of Harvard Medical School, he is Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center. He is included in The Best Doctors in America.	12

PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., an investment banking firm. He is a Chartered Financial Analyst and an Accredited senior appraiser (business evaluation).	12	|X| Annapolis Life Care, Inc.

JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	21	|X| Ariel Funds |X| Calvert Foundation |X| Calvert Ventures, LLC

BARBARA J. KRUMSIEK DOB: 08/09/52	Trustee & President	1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. Prior to joining Calvert in 1997, Ms. Krumsiek had served as a Managing Director of Alliance Fund Distributors, Inc.	40	|X| Calvert Foundation

M. CHARITO KRUVANT DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	30	|X| Acacia Federal Savings Bank

ARTHUR J. PUGH DOB: 09/24/37	Trustee	1982	Retired executive.	30	|X| Acacia Federal Savings Bank

DAVID R. ROCHAT DOB: 10/07/37	Trustee & Senior	1976	Executive Vice President of Calvert Asset Management Company, Inc. and Director and Vice-President President of Chelsea Securities, Inc.	12	|X| Government Scientific Source, Inc.

D. WAYNE SILBY, Esq. DOB: 07/20/48	Trustee	1976	Mr. Silby is Executive Vice-Chairman of GroupServe, Inc., a software company focused on collaborative tools. He is an officer and director of Silby, Guffey and Co., Inc.	22	|X| Ameritas Acacia Mutual Life Insurance Company |X| Calvert Foundation

SUSAN WALKER BENDER, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice-President and Associate General Counsel of Calvert Group, Ltd.

DANIEL K. HAYES DOB: 09/09/50	Officer	1996	Vice President of Calvert Asset Management Company, Inc.

HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.

GREGORY J. KEIFER DOB: 08/22/64	Officer	2003	Compliance Officer and Assistant Secretary of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. Keifer was Assistant Director of Compliance with Legg Mason Wood Walker, Incorporated and a senior compliance analyst with BISYS Fund Services.

LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002	Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

RENO J. MARTINI DOB: 01/13/50	Officer	1990	Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc.

WILLIAM M. TARTIKOFF, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

RONALD M. WOLFSHEIMER, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.

MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

         Mr. Guffey has been advised that the Securities and Exchange Commission (“SEC”) has entered an order against him relating to his former service as a director of Community Bankers Mutual Fund, Inc. This fund is not connected with any Calvert Fund or Calvert Group, Ltd. and ceased operations in September 1994. Mr. Guffey consented to the entry of the order without admitting or denying the findings in the order. The order contains findings that: (1) the Community Bankers Mutual Fund’s prospectus and statement of additional information were materially false and misleading because they misstated or failed to state material facts concerning the pricing of fund shares and the percentage of illiquid securities in the fund’s portfolio and that Mr. Guffey, as a member of the fund’s board, should have known of these misstatements and therefore violated the Securities Act of 1933; (2) the price of the fund’s shares sold to the public was not based on the current net asset value of the shares, in violation of the Investment Company Act of 1940 (the “Investment Company Act”); and (3) the board of the fund, including Mr. Guffey, violated the Investment Company Act by directing the filing of a materially false registration statement. The order directed Mr. Guffey to cease and desist from committing or causing future violations and to pay a civil penalty of $5,000. The SEC placed no restrictions on Mr. Guffey’s continuing to serve as a Trustee or Director of mutual funds.

        The address of Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby’s address is 1715 18th Street, N.W., Washington, DC 20009. Trustees and Officers of the fund as a group own less than 1% of the Fund’s outstanding shares. Ms. Krumsiek is an interested person of the Fund since she is an officer and director of the Fund’s advisor and its affiliates. Mr. Silby is an interested person of the Fund since he is a director of the parent company of the Fund’s advisor. Mr. Rochat is an interested person of the Fund since he is an officer and director of the Fund’s advisor.

        The Board of Trustee/Directors has four standing Committees. The Investment Policy Committee addresses the policies and strategies of the investment advisor and reviews compliance matters. Ms. Krumsiek and Messrs. Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee. The Governance Committee deals with matters of fund governance, including policies on Director compensation, and Board and Committee structure and responsibilities. The Disinterested Trustee/Directors (Ms. Kruvant and Messrs. Baird, Blatz, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee. The Audit Committee’s function is to recommend to the Board independent auditors to conduct the annual audit of the Fund’s financial statements; review with the independent auditors the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the Audit Committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control. Messrs. Pugh, Baird, Blatz, Feldman, and Ms. Kruvant comprise the Audit Committee. The Investment Policy and Governance Committee each met four times during the past fiscal year and the Audit Committee met seven times. The High Social Impact Committee (not applicable to these Portfolios) oversees the Fund’s direct investments in High Social Impact investments, including review, selection, and the fair valuation of such investments. Messrs. Baird, Silby, and Guffey comprise this Committee. It met three times in the past fiscal year.

        The Trustees owned shares in the Fund and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2002:

CTFR Money Market

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds
Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	$50,001-$100,000	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	$1-$10,000	$50,001-$100,000
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	$10,001-$50,000	>$100,000
David R. Rochat	$50,001-$100,000	>$100,000

CTFR Limited-Term

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds
Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	>$100,000	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	$10,001-$50,000	$50,001-$100,000
D. Wayne Silby	$10,001-$50,000	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	>$100,000	>$100,000

CTFR California Money Market

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen By Trustee in Calvert Family of Funds
Richard L. Baird, Jr.	none	>$100,000
Frank H. Blatz, Jr.	none	>$100,000
Douglas E. Feldman	none	$10,001-$50,000
Peter W. Gavian	none	>$100,000
John G. Guffey, Jr.	none	>$100,000
M. Charito Kruvant	none	$10,001-$50,000
Arthur J. Pugh	none	$50,001-$100,000
D. Wayne Silby	none	>$100,000
Barbara J. Krumsiek	none	>$100,000
David R. Rochat	none	>$100,000

         Trustees of the Fund not affiliated with the Fund’s advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund’s assets, liabilities, net assets, and net income per share.

Trustee/Directors Compensation Table
Fiscal Year 2002 (unaudited numbers)	Aggregate Compensation from Registrant for Service as Trustee/Directors	Pension or Retirement Benefits Accrued as part of Registrant Expenses	Total Compensation from Registrant and Fund Complex paid to Trustee/Directors*
Calvert Tax-Free Reserves
Richard L. Baird, Jr.	$21,690	--	$51,500
Frank H. Blatz, Jr.	$22,084	$22,084	$56,000
Douglas E. Feldman	$21,698	--	$41,500
Peter W. Gavian	$22,084	--	$42,250
John G. Guffey, Jr.	$20,903	$15,677	$68,940
M. Charito Kruvant	$22,084	$13,251	$56,000
Arthur J. Pugh	$23,297	--	$60,500
D. Wayne Silby	$22,084	$13,251	$88,905

        *Certain trustees have chosen to defer their compensation. As of December 31, 2002, total deferred compensation from the Fund complex, including dividends and capital appreciation for the trustees shown was: Blatz, $962,939; Gavian, $166,265; Guffey, $103,467; Kruvant, $126,643; Pugh, $242,772; and Silby, $46,864. The Fund Complex had ten (10) registered investment companies at December 31, 2002.

INVESTMENT ADVISOR

        The Fund’s Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company of Lincoln, Nebraska.

        The Advisor manages the investment and reinvestment of the Fund’s assets, subject to the direction and control of the Fund’s Board of Trustees. For its services, the Advisor receives an annual fee of:

i)	with respect to the Money Market Portfolio, 0.25% of the first $500 million of such Portfolio’s average daily net assets, 0.20% of the next $500 million of such assets, and 0.15% of all such assets over $1 billion; and

ii)	with respect to the Limited-Term Portfolio, 0.60% of the first $500 million of the Portfolio’s average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion; and

iii)	with respect to the California Money Market Portfolio, 0.50% of the first $500 million of the Portfolio’s average daily net assets, 0.45% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion.

        The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.

        The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are employees of the Advisor or its affiliates, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

        The Advisor may voluntarily reimburse the Portfolios for expenses. The advisory fees paid by the Portfolios to the Advisor and, if applicable any reimbursement from the Advisor to the Portfolio for the past three fiscal years were:

	2000	2001	2002
Money Market	$3,066,859	$3,263,018	$2,823,119
California Money Market	$2,008,811	$2,120,413	$2,077,822
Limited-Term	$2,879,285	$3,255,418	$5,822,715

        There were no reimbursements by the Advisor for these periods.

        For Portfolios with multiple classes, investment advisory fees are allocated as a Portfolio level expense based on net assets.

        In reapproving the investment advisory agreements, the Board of Trustees considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the advisor; the advisor’s personnel and operations; the advisor’s financial condition; the level and method of computing each Fund’s management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Calvert Group of Funds to the advisor; the direct and indirect benefits, if any, derived by the advisor from the relationship with the Funds; the effect of each Fund’s growth and size on the Fund’s performance and expenses; and any possible conflicts of interest. In reviewing the overall profitability of the management fee to the Funds’ advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation.

ADMINISTRATIVE SERVICES AGENT

        Calvert Administrative Services Company (“CASC”), a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund’s affairs. The Money Market Class O, Institutional Class, and Class T pay annual rates of 0.26%, 0.05%, and 0.26% respectively, based on average daily net assets. Limited-Term and California Money Market Portfolios (together with the other CTFR portfolios excluding Money Market Portfolio) pay an aggregate annual fee of $80,000, allocated among the CTFR portfolios (excluding Money Market) based on average daily net assets. The administrative service fees paid by the Portfolios to Calvert Administrative Services Company for the past three fiscal years were:

	2000	2001	2002
Money Market Class O	$3,272,817	$3,351,994	$3,080,370
Money Market Institutional Class	$122,808	$169,813	$83,270
Money Market Class T	$104,471	$120,875	$79,788
California Money Market	$32,831	$31,345	$21,037
Limited-Term	$39,215	$40,547	$52,883

        Administrative service fees are allocated as a class-level expense based on net assets.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

        National Financial Data Services, Inc. (“NFDS”), 330 W. 9th Street, Kansas City, Missouri 64105, a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

        Calvert Shareholder Services, Inc. (“CSSI”), 4550 Montgomery Avenue, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

        For these services, NFDS and CSSI receive a fee based on the number of shareholder accounts and shareholder transactions, per Portfolio. CSSI may contract with third party subagents to provide recordkeeping and administrative services to the Funds.

INDEPENDENT AUDITORS AND CUSTODIANS

        KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania, 19103, was selected by the Board of Trustees to serve as independent auditors for fiscal years 2002 and 2003. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund’s investments. Allfirst Financial Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund’s cash assets. The custodians have no part in deciding the Fund’s investment policies or the choice of securities that are to be purchased or sold for the Fund.

METHOD OF DISTRIBUTION

        The Portfolios have entered into a principal underwriting agreement with Calvert Distributors Inc. (“CDI”), 4550 Montgomery Avenue, Bethesda, Maryland 20814. CDI is an affiliate of the Fund’s Advisor. Pursuant to the agreement, CDI serves as distributor and principal underwriter for the Portfolios. CDI markets and distributes the Funds’ shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

        Pursuant to Rule 12b-1 under the 1940 Act, Class T of the Money Market Portfolio has adopted a Distribution Plan (the “Plan”) which permits it to pay certain expenses associated with the distribution and servicing of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the average daily net assets of Class T.

        The Distribution Plan was approved by the Board of Trustees, including the Trustees who are not “interested persons” of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees who are not interested persons is committed to the discretion of such disinterested Trustees. In establishing the Plan, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plan will benefit Class T and its shareholders, including economies of scale at higher asset levels, better investment opportunities, and more flexibility in managing a growing portfolio.

        The Plan may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the affected class or Portfolio. Any change in the Plan that would materially increase the cost to the affected Class of Portfolio requires approval of the shareholders of that class; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

        The Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios. For the fiscal year ended December 31, 2002, they paid broker/dealers from their own resources a total of $783,063 for distribution expenses for all funds in the Calvert Group.

        Apart from the Plan, the Advisor and/or CDI has agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those Firm’s accounts for their marketing and distribution of Fund shares, above the usual sales charges and service fees. They may also pay an annual fee to participate in the broker/dealer’s wrap account program. As of December 31, 2002 the Advisor, and/or CDI had special arrangements with the following firms for various of the Calvert Group Funds: Fidelity, Morgan Stanley Dean Witter, Prudential Securities, Metlife, Salomon Smith Barney, American Express Financial Advisors, Merrill Lynch, UBS Paine Webber, The Advisors Group, Raymond James, WM Financial Services, CUSO Financial Services, and US Bancorp Investments, Inc. Recordkeeping and sub-accounting fees may also be paid to certain of these firms.

        CDI makes a continuous offering of the Fund’s securities on a “best efforts” basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Class based on the average daily net assets of the Class. These fees are paid pursuant to the Fund’s Distribution Plan. For the fiscal year ended December 31, 2002, the Money Market’s Portfolio Class T Distribution Plan expenses were spent for the following purposes:

CTFR Money Market Portfolio
Class T

Compensation to broker-dealers	$76,995
Compensation to sales personnel	--
Advertising	--
Printing and mailing of prospectuses	--
to other than current shareholders	--
Compensation to underwriters	--
Interest, financing charges	--
Other	--
Total paid to CDI	$76,955

        CDI also receives any front-end sales charges or CDSC paid on Limited-Term Portfolio Class A shares, and compensates broker-dealer firms for sales of shares at a maximum commission rate of 1.00%.

        The aggregate amount of sales charges (gross underwriting commission) and the net amount retained by CDI (i.e., net of reallowance) for the last three fiscal years were as follows:

	2000		2001		2002
	Gross	Net	Gross	Net	Gross	Net
Limited-Term	$39,387	$(14,595)	$196,506	$17,459	$330,556	$25,740

        Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to person already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

PORTFOLIO TRANSACTIONS

        Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Board of Trustees.

        Broker-dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor’s obligation to seek best execution. The Advisor may also consider sales of Portfolio shares as a factor in the selection of brokers.

        For the last three fiscal years total brokerage commissions paid are as follows:

	2000	2001	2002
Money Market	$0	$0	$0
California Money Market	$0	$0	$0
Limited-Term	$0	$0	$0

        The Portfolio did not pay any brokerage commissions to affiliated person during the last three fiscal years.

        While the Advisor selects brokers primarily on the basis of best execution, in some cases it may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to it.

        These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolios strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Portfolio. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

        If, in the judgment of the Advisor, the Portfolios or other accounts managed by it will be benefited by supplemental research services, it is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Portfolios as well as other Calvert Funds and managed accounts.

        The Portfolio turnover rates for the last two fiscal years are as follows:

	2001	2002
Money Market	N/A	N/A
California Money Market	N/A	N/A
Limited-Term	63%	47%

PERSONAL SECURITIES TRANSACTIONS

        The Fund, its Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access person as defined in the rule when dealing with the public. The Code of Ethics permits the Fund’s investment personnel to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

GENERAL INFORMATION

        The Fund is an open-end management investment company, organized as a Massachusetts business trust on October 20, 1980. The Money Market, California Money Market, and Limited-Term portfolios are diversified. The other series of the Fund include the Long-Term Portfolio and Vermont Municipal Portfolio. The Fund’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

        Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Money Market Portfolio offers Class O (offered in the Calvert Tax-Free Reserves Money Market Prospectus), the Institutional Class (offered in a separate prospectus), and Class T (offered in a separate prospectus).

        Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

        The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

        As of March 31, 2003, the following shareholders owned 5% or more of the outstanding voting securities of the class of the Fund as shown:

Name and Address	% of Ownership
Money Market Portfolio
Computer Associates International Inc. ATTN Treasury One Computer Associates Plaza Islandia, NY 11788-7001	27.65% of Class I
The JM Smucker Company Debra A Marthey Assist. Treas. Strawberry Lane Orville, OH 44667	19.78% of Class I
Wilmington Trust Co Agt C/F Diebold Investment Co A/C 20957-0 PO Box 8882 Wilmington, DE 19899-8882	12.14% of Class I
Publix Asset Management Company PO Box 32018 Lakeland, FL 33802-2018	11.24% of Class I
Stride Rite Children's Group Inc. ATTN: Gordon Johnson 191 Spring Street P.O. Box 9191 Lexington, MA 02420-9191	7.21% of Class I
Limited-Term Portfolio
MLPF&S for the Sole Benefit of Its Customers ATTN: Fund Administration 976J1 4800 Deer Lake Drive East, Floor 3 Jacksonville, FL 32246-6484	19.36% of Class A
Charles Schwab & Co Inc Reinvest. Acct. ATTN Mutual Fund Dept 101 Montgomery Street San Francisco, CA 94104-4122	5.27% of Class A
California Money Market Portfolio
Bruce Walkup & Betty Walkup TR Personal Acct. 650 California Street Suite 2600 San Francisco, CA 94108-2607	16.89% of Class A
Betty Walkup & Daniel J. Kelly Co TTEES U/A 10/21/1994 Walkup 1994 Marital Trust 650 California Street Floor 26 San Francisco, CA 94108-2607	13.17% of Class A

APPENDIX

MUNICIPAL OBLIGATIONS

        Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.

        Municipal obligations are generally classified as either “general obligation” or “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.

        Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.

        Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

MUNICIPAL BOND AND NOTE RATINGS

Description of Moody’s Investors Service, Inc.‘s ratings of state and municipal notes:

        Moody’s ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk.

        MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

        MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

        MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

        MIG4: Notes bearing this designation are of adequate quality, carrying specific risk, but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative. Description of Moody’s Investors Service Inc.‘s/Standard & Poor’s municipal bond ratings:

        Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.

        Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

        A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.

        Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

        Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.

        C/C: This rating is only for no-interest income bonds.

        D: Debt in default; payment of interest and/or principal is in arrears.

        The Fund may also rely on ratings by any other NRSRO, such as Fitch International Rating Agency.

LETTER OF INTENT

_________________
Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

        By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

        I intend to invest in the shares of:_____________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

__ $50,000	__ $100,000	__ $250,000	__ $500,000	__ $1,000,000

        Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund’s prospectus. “Fund” in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

        I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

        From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund’s transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

        If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

        Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. (“CDI”) will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

        I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

        The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

        The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

        In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

___________________________________
Dealer

___________________________________
Name of Investor(s)

By_________________________________
                    Authorized Signer

___________________________________
Address

___________________________________
Signature of Investor(s)

___________________________________
Date

___________________________________
Signature of Investor(s)

___________________________________
Date

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICES
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
National Financial Data Services, Inc.
330 West 9th Street
Kansas City, Missouri 64105

INDEPENDENT AUDITORS
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

PART C. OTHER INFORMATION

Item 15.     Indemnification

Registrant’s By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither “interested persons” of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees and officers liability coverage, plus $5 million in excess trustees and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies (“Calvert operating companies.”) The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 16.     Exhibits

1.	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.
2.	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.
3.	Inapplicable.
4.	Agreement and Plan of Reorganization, filed herewith as Exhibit A to the Form N-14, filed herewith.
5.	Specimen Stock Certificate (inapplicable).
6.	Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 48, dated April 27, 1999, accession number 0000319676-99-000011.
7.	Underwriting Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed April 30, 1998, accession number 0000882671-98-000012.
8.	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.
9.	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 50, April 27, 2001, accession number 0000930661-01-500295.
10.	Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.
11.	Opinion of Counsel, filed herewith.
12.	Opinion and Consent of Counsel on Tax Matters, filed herewith.
13.	Transfer Agency Contract and Shareholder Servicing Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 45, April 30, 1998, accession number 0000319676-98-000007.
14.	Consent of Independent Auditors, filed herewith.
15.	Inapplicable.
16.	Power of Attorney Forms incorporated by reference to Registrant's Post-Effective Amendment No. 52, April 29, 2003, accession number 0000319676-03-000005.
17.	(a) current Calvert Tax-Free Reserves (CTFR) California Money Market Portfolio Prospectus, incorporated by reference.
(b) current CTFR California Money Market Portfolio Statement of Additional Information, incorporated by reference.
(c) Code of Ethics for CAMCO incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.
(d)	Multiple-class plan pursuant to Investment Company Act of 1940 Rule 18f-3, as amended, incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

(e) Calvert Tax-Free Reserves Annual Report to Shareholders for the period ended December 31, 2002 is incorporated by reference.
(f) Calvert Tax-Free Reserves Semi-Annual Report to Shareholders for the period ended June 30, 2003 is incorporated by reference.

Item 17.     Undertakings:

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 23rd day of September, 2003.

CALVERT TAX-FREE RESERVES By: _________________**_________________ Barbara J. Krumsiek President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
__________**____________ Barbara J. Krumsiek	President and Trustee	09/23/03
__________**____________ Ronald M. Wolfsheimer	Treasurer	09/23/03
__________**____________ Richard L. Baird, Jr.	Trustee	09/23/03
__________**____________ Frank H. Blatz, Jr., Esq.	Trustee	09/23/03
__________**____________ Douglas E. Feldman	Trustee	09/23/03
__________**____________ Peter W. Gavian	Trustee	09/23/03
__________**____________ John G. Guffey, Jr.	Trustee	09/23/03
__________**____________ M. Charito Kruvant	Trustee	09/23/03
__________**____________ Arthur J. Pugh	Trustee	09/23/03
__________**____________ David R. Rochat	Trustee	09/23/03
__________**____________ D. Wayne Silby	Trustee	09/23/03

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Ivy Wafford Duke